As filed with the Securities and Exchange Commission on April 28, 2011

Registration Nos.	033-33419
811-06130

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 32	[X]

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY (Name of Depositor)

110 Wall Street, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

(212) 858-8200 (Depositor's Telephone Number, including Area Code)

Carol E. Springsteen First Investors Life Insurance Company 110 Wall Street New York, New York 10005 (Name and Address of Agent For Service)

Copies of all communications to: K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600 Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund C under individual flexible premium deferred variable annuity contracts.

First Choice An Individual Flexible Premium Deferred Variable Annuity Contract

Offered by First Investors Life Insurance Company through First Investors Separate Account C
First Investors Life Insurance Company

110 Wall Street, New York, New York 10005/(800) 832-7783

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) offered by First Investors Life Insurance Company (“First Investors Life”, “we”, “us” or “our”).  The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, to receive annuity payments for a lifetime based upon the Contract’s accumulation value.

When you invest in a Contract, you allocate your purchase payments (less certain applicable charges) to one or more “Subaccounts” of Separate Account C or to the Fixed Account. Each of the Subaccounts invests in a corresponding “Fund” of the First Investors Life Series Funds (“Life Series Funds”). A copy of the prospectus for the Life Series Funds is attached. The Contract requires a minimum initial investment of $5,000.

The amount you accumulate in the Subaccounts depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money invested in the Subaccounts. We credit interest to amounts you allocate to the Fixed Account.

Please read this prospectus and keep it for future reference. It contains important information that you should know before buying or taking action under a contract, including all material benefits, features, rights, and obligations under a contract. We filed a Statement of Additional Information (“SAI”), dated May 1, 2011 with the Securities and Exchange Commission (“SEC”). We incorporate the SAI by reference into this prospectus. See the SAI Table of Contents at the end of this prospectus.  You can get a free SAI by contacting us at Raritan Plaza 1, Edison, New Jersey 08837 or at the telephone number shown above or by visiting our website www.firstinvestors.com.  You also can obtain electronic copies of our documents, including reports and SAIs, from the EDGAR database on the SEC’s website at http://www.sec.gov.

The SEC has not approved or disapproved these securities or passed judgment on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this prospectus is May 1, 2011.

CONTENTS

FEES AND EXPENSES	1
HISTORICAL ACCUMULATION UNIT INFORMATION	3
OVERVIEW OF THE CONTRACT	6
Summary of Risks and Rewards of the Contract	6
How the Contract Works	7
Who We Are and How to Contact Us	7
THE CONTRACT IN DETAIL	11
Application and Purchase Payments	11
Allocation of Purchase Payments	11
Reallocations Among Subaccounts	11
What Are Our Policies on Frequent Reallocation Among Subaccounts?	12
What Are the Risks to Contractowners of Frequent Reallocations?	12
The Accumulation Phase	13
The Annuity Income Period	18
Your Right to Cancel the Contract	21
FINANCIAL INFORMATION	22
Calculating Values	22
Contract Expenses	22
Other Charges	23
Federal Tax Information	23
OTHER INFORMATION	27
Voting Rights	27
Processing Transactions	27
Reservation of Rights	28
State Variations	28
Distribution of the Contract	28
Reports	28
Financial Statements	28
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	29

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Contract may not be available in all states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached Life Series Funds prospectus or any supplements thereto or in any supplemental sales material we authorize.

GLOSSARY OF SPECIAL TERMS

Accumulation Phase – The period between the date of issue of a Contract and the earlier of the Maturity Date or the death of either the Annuitant or Contractowner.

Accumulation Unit – A unit that measures the value of a Contractowner’s interest in a Subaccount of Separate Account C before the Maturity Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Accumulation Value – The Accumulation Value is equal to the sum of the Subaccount Accumulation Value in each of the Subaccounts to which you have allocated value under the Contract plus the Fixed Account Accumulation Value.

Annuitant (and Joint Annuitant, if any) – The person(s) whose life (or lives) is (are) the measure for determining the amount and duration of annuity payments.   Unless otherwise specified, references to “Annuitant” refer to any Joint Annuitant as well.

Annuity Unit – A unit that determines the amount of each Variable Annuity Payment after the first Variable Annuity Payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.

Beneficiary – The person or entity that is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Contract – An individual flexible premium deferred variable annuity contract offered by this prospectus.

Contractowner (and Joint Contractowner, if any) – The person or entity with legal rights of ownership of the Contract.  Unless otherwise specified, the term also includes any Joint Contractowners.

Contract Anniversary – The same month and day each subsequent year from the Contract’s effective date.

Contract Year (and Contract Month and Contract Quarter) – A one-year period of time initially as measured from the Contract’s effective date and then as measured from the Contract’s Anniversary after the first Contract Year. A Contract Month or a Contract Quarter is a month or quarter, respectively, of a Contract Year.

Fixed Account Accumulation Value – The Fixed Account Accumulation Value at any time is equal to the amount determined as described below under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount.

General Account – All assets of First Investors Life other than those allocated to Separate Account C and other segregated investment accounts of First Investors Life.

Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our administrative office or other office we may designate (“Administrative Office”), that contains all information required by us to process the transaction.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Investment in the Contract – The Purchase Payments you made, less any amounts you previously surrendered that were not taxable.

Maturity Date – The date on which annuity payments begin.

Net Accumulation Value – The Accumulation Value less any applicable premium taxes not previously deducted.

Payee – The person designated as the “Payee” in the Contract, and who is entitled to receive annuity payments under the Contract. The Contractowner will be the Payee unless another person is named as the Payee.

Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account C – The segregated investment account entitled “First Investors Life Variable Annuity Fund C”, established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

Subaccount – A segregated investment subaccount under Separate Account C that corresponds to a Fund of the Life Series Funds. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Funds.

Subaccount Accumulation Value – The Subaccount Accumulation Value in each Subaccount at any time is equal to the number of Accumulation Units this Contract has in that Subaccount, multiplied by that Subaccount’s Accumulation Unit value.

Valuation Date – Any date on which the New York Stock Exchange is open for trading.

Valuation Period – The period beginning at the end of any Valuation Date and extending to the end of the next Valuation Date.

Variable Annuity Payment – Annuity payments that vary in dollar amount throughout the annuity income period based on the net investment experience of the Subaccounts.

We (and Our) – First Investors Life.

You (and Your) – An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES

The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.

The first table describes the fees and expenses that you will pay if you surrender the Contract.

Contractowner Transaction Expenses
Maximum Surrender Charge
(as a percentage of Purchase Payment surrendered)*	8.00%
* The surrender charge percentage that applies to a Purchase Payment decreases one percentage point each year after receipt of the Purchase Payment so that there is no surrender charge after eight years.  Each year you may surrender up to 10% of total Purchase Payments without a surrender charge. For purposes of computing the surrender charge, amounts surrendered will be taken from your Contract first from any amounts that may be surrendered without a surrender charge, then from Purchase Payments in the order they were made (i.e., first-in, first-out), and finally from any other remaining Accumulation Value.

The next table describes the maximum fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Charge	$50.00**
Separate Account Annual Expenses
(as a percentage of average daily account value)
Mortality and Expense Risk Charge	1.00%
** The annual contract charge is made during the Accumulation Phase only.  The maximum annual contract charge that we may deduct from the Accumulation Value in any Contract Year is $50.  The current annual contract charge that we deduct from the Accumulation Value is $35, which is guaranteed for the first 10 Contract Years. For more complete descriptions of the charges and expenses shown, please refer to “FINANCIAL INFORMATION: CONTRACT EXPENSES – Surrender Charge, Mortality and Expense Charge, and Other Charges.”

The next table shows the Funds’ minimum and maximum total annual operating expenses that you may pay periodically during the time that you own the Contract.  These expenses may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Funds.

Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees and other expenses)
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.83%	1.04%

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, fees, and expenses of the Funds. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Cost	$887	$1,240	$1,618	$2,869
Minimum Cost	$866	$1,176	$1,510	$2,648

If you annuitize or do not surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Cost	$257	$790	$1,348	$2,869
Minimum Cost	$236	$726	$1,240	$2,648

You should not consider the expenses in the example as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

HISTORICAL ACCUMULATION UNIT INFORMATION

This table shows the Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C for the last 11 fiscal years (or the life of the Subaccount, if less).

Subaccount	At	Accumulation Unit Value ($)	Number of Accumulation Units
Blue Chip Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	40.473 32.347 23.762 29.688 31.560 32.601 36.953 38.124 25.635 30.865 33.680	4,141,919.4 3,987,067.5 3,321,106.4 2,982,487.7 2,612,131.9 2,260,318.0 1,923,170.7 1,685,064.6 1,424,765.1 1,231,330.0 6,118.4
Cash Management Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	14.327 14.721 14.752 14.685 14.641 14.850 15.343 15.893 16.054 15.921 15.763	348,628.5 461,243.1 502,124.2 331,160.4 241,012.6 182,146.8 193,491.2 518,520.1 376,675.7 303,014.8 50,542.9
Discovery Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	45.027 35.164 25.375 34.982 39.060 40.658 49.314 52.055 34.401 44.537 55.810	1,862,653.4 1,784,763.9 1,568,730.8 1,406,523.1 1,233,285.0 1,098,894.8 960,282.3 856,791.0 732,305.6 653,636.4 9,350.9

Subaccount	At	Accumulation Unit Value ($)	Number of Accumulation Units
Government Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	15.982 17.244 18.403 18.800 19.287 19.579 20.121 21.225 22.471 23.199 24.075	535,591.1 647,628.3 828,693.2 767,494.4 635,482.9 585,087.8 529,973.1 514,817.5 514,512.9 493,703.6 24,193.1
Growth & Income Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	48.046 41.210 31.726 40.575 44.498 47.227 53.468 53.985 34.625 43.894 50.493	3,340,496.6 3,238,410.2 2,829,687.0 2,578,414.0 2,306,271.9 2,079,072.7 1,821,672.0 1,626,474.0 1,401,403.1 1,216,234.8 17,550.9
High Yield Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	24.523 23.438 23.727 29.630 32.251 32.061 34.842 34.860 25.589 34.240 38.547	845,530.9 761,291.5 729,993.3 733,776.6 683,685.6 631,781.4 535,648.1 482,188.2 413,012.8 374,655.5 12,844.3
International Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	26.134 22.047 17.805 23.361 26.499 28.654 36.252 43.425 24.983 30.482 34.238	2,326,576.3 2,111,023.6 1,755,747.0 1,521,685.8 1,353,502.7 1,207,617.0 1,081,518.6 1,010,952.9 888,496.3 782,978.8 9,986.9

Subaccount	At	Accumulation Unit Value ($)	Number of Accumulation Units
Investment Grade Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	16.737 17.872 19.085 20.521 21.137 21.201 21.828 22.803 19.957 23.896 25.849	927,626.9 1,047,806.6 1,082,965.1 1,047,192.3 938,241.9 880,520.1 758,876.0 738,222.8 655,153.9 618,028.3 20,550.9
Select Growth Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	9.026 8.498 6.050 7.650 8.018 8.378 9.080 10.016 5.804 6.315 7.572	495,107.5 540,362.8 514,316.2 509,518.5 428,049.7 368,155.3 303,144.2 271,525.5 326,913.1 320,182.6 30,458.8
Target Maturity 2015 Subaccount*	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	11.732 11.714 14.307 14.623 15.704 16.231 16.367 17.776 20.162 19.518 20.982	98,247.3 163,977.5 299,907.1 362,596.9 333,577.9 328,561.4 326,719.7 376,024.8 361,598.5 330,511.9 7,036.6
Value Subaccount	December 31, 2000 December 31, 2001 December 31, 2002 December 31, 2003 December 31, 2004 December 31, 2005 December 31, 2006 December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010	20.139 15.893 12.336 15.583 17.956 18.859 22.673 22.299 15.585 18.675 21.138	2,724,957.9 2,688,498.1 2,191,399.4 2,109,425.1 1,972,594.1 1,899,062.7 1,710,351.1 1,577,727.6 1,377,531.8 1,184,140.4 24,116.1

*The inception date for Target Maturity 2015 Subaccount was November 8, 1999. The Accumulation Unit values for each of these Subaccounts was initially set at $10.00 on November 8, 1999.

OVERVIEW OF THE CONTRACT

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. You will find more information about the Contract in “THE CONTRACT IN DETAIL” section of this prospectus.

SUMMARY OF RISKS AND REWARDS OF THE CONTRACT
The benefits of the Contract are, among other things:

Investment Diversification There are eleven Subaccounts available under the Contract, each with different investment objectives, policies and risks allowing for investment diversification. Each Subaccount invests in a corresponding Fund of the Life Series Funds.

Income Tax Deferral You defer payment of income taxes on any income and gains until you access your money through surrenders or one of our annuity pay-out options. This gives your money the potential to grow faster.

Asset Reallocation You can also reallocate your accumulated assets among the Subaccounts and the Fixed Account, as your circumstances change, without incurring current income taxes.

No Income or Contribution Limitations There are no income or contribution limits – such as those that exist on individual retirement accounts (“IRAs”) or 401(k)s – that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

Minimum Guaranteed Death Benefit We guarantee a minimum death benefit if the Annuitant dies during the Accumulation Phase, which protects your principal from market declines if you die.

Guaranteed Annuity Income You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

Investment Risk You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

Fees and Charges An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

Internal Revenue Service (“IRS”) Penalty Because a 10% federal tax penalty is generally imposed on the taxable portion of surrenders prior to age 59½, you should not invest in the Contract if you have short-term investment objectives that would require you to liquidate all or a portion of the Contract prior to reaching age 59½.

Holding Period A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

Be careful with your IRA A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA.

Therefore, you should have reasons other than tax deferral, such as the additional benefits described in this prospectus, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

Surrender Charges There is a maximum 8% surrender charge that decreases annually during the eight years following receipt of a Purchase Payment.  You should therefore invest in a contract only if you have a long-term investment horizon.

Taxation of Surrenders A partial or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulation Value exceeds your Investment in the Contract (i.e., on an “income first” basis).

Taxation on Death Benefits The death benefit paid to the Beneficiary of a Contract is taxed as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s Investment in the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary; an annuity death benefit does not.

HOW THE CONTRACT WORKS
The Contract has two phases: an Accumulation Phase and an annuity income period. During the Accumulation Phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you convert from the Accumulation Phase by agreeing that the Payee will start receiving regular annuity payments after the Accumulation Value has been applied to one of the annuity options in accordance with the annuity rates in the Contract. You can select one of several annuity income payment options.

The Contract is a “variable” annuity because your Subaccount Accumulation Values during the Accumulation Phase and the amount of your Variable Annuity Payments during the annuity income period fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Subaccount Accumulation Values in your Contract and your Variable Annuity Payments may increase or decrease. You are permitted to allocate your Purchase Payments to 11 available Subaccounts we offer under the Contract, as long as each allocation is at least 1% of the Purchase Payment. You also may allocate Purchase Payments to the Fixed Account, as described below. Subject to certain limitations, you may reallocate your Accumulation Value or, after the commencement of Variable Annuity Payments, the value allocated to the Subaccounts upon which the amount of the Variable Annuity Payments are based.

The Contract provides a guaranteed death benefit that is payable to the Beneficiary when the Annuitant dies during the Accumulation Phase. The Contract guarantees that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total of all Purchase Payments reduced proportionately by any surrenders, or (ii) the Accumulation Value. Upon the death of a

Contractowner who is not also the Annuitant, we pay only the Accumulation Value to the Beneficiary. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.  The death benefit is reduced by the amount of any surrenders, see Death Benefits Before Commencement of Annuity Payments for details.  You may surrender a portion or all of the Accumulation Value during the Accumulation Phase.

WHO WE ARE AND HOW TO CONTACT US
First Investors Life
First Investors Life Insurance Company, with its home office at 110 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance and annuities.

First Investors Life is part of First Investors Consolidated Corporation (“FICC”), a holding company, which owns all of the voting common stock of First Investors Life. Other affiliates of First Investors Life include: First Investors Corporation (“FIC”), the distributor of the Contracts; First Investors Management Company, Inc. (“FIMCO”), the investment adviser of the Life Series Funds; and Administrative Data Management Corp., the transfer agent for the Life Series Funds. The Independent Order of Foresters controls FICC and, therefore, controls First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837. You can also call us at 1-800-832-7783 between the hours of 9:00 A.M. and 6:00 P.M., Eastern Time, or fax us at 732-855-5935.

You should send any Purchase Payments, notices, elections, or requests that you make, as well as any other documentation that we require for any purpose in connection with your Contract, to our Administrative Office. No such payment, notice, election, request or documentation will be treated as having been “received” by us until we have received it, as well as any related items that we require, all in complete and Good Order (i.e., in form and substance acceptable to us) at our Administrative Office.  To meet our requirements for processing transactions, we may require that you use our forms. We will notify you and provide you with an address if we designate another office for receipt of information, payments and documents.

Separate Account C
First Investors Life Variable Annuity Fund C was established on December 21, 1989 under New York Insurance Law. Separate Account C is registered with the SEC as a unit investment trust under the 1940 Act.

We segregate the assets of Separate Account  C from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to Separate Account C. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the

Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on Separate Account C. We credit to, or charge against, the Subaccounts of Separate Account C realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Funds at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Fixed Account
The Fixed Account is not part of Separate Account C.  It is part of our General Account.  The General Account consists of all assets owned by us, other than those in Separate Account C or in any other legally segregated separate accounts we own.  The assets of the General Account are subject to the claims of our general creditors and can be invested as we choose, subject to certain legal requirements.  We guarantee that any assets you choose to allocate to the Fixed Account will earn interest at the annual Minimum Guaranteed Interest Rate (currently 1.00% for contracts issued in 2011).  This rate is subject to redetermination annually as described below.

On each Contract Anniversary, the Fixed Account Minimum Guaranteed Interest Rate is redetermined as (a) – (b) where (a) is the average of the daily five-year Constant Maturity Treasury rates for the month of October in the calendar year prior to the Contract Anniversary (rounded to the nearest 1/20th of 1%) and (b) is 1.25%.  In no case, however, will the annual Fixed Account Minimum Guaranteed Interest Rate be greater than 3.00% or less than 1.00%.

We may, but are not required to, declare interest in excess of the annual Minimum Guaranteed Interest Rate (“excess interest”). If we declare excess interest, we are not required to guarantee that it will remain in effect for any specific period of time.  Therefore, we may reduce or eliminate such excess interest at any time without prior notice to you.

You do not share in any gains or losses that we experience in the Fixed Account or our General Account.  We bear the entire risk that the investments in our General Account may not achieve the annual minimum guaranteed or declared rates of return.  The Fixed Account is not registered under the Securities Act of 1933.  Moreover, neither the Fixed Account nor the General Account is registered as an investment company under the 1940 Act. The staff of the SEC has therefore not reviewed the disclosures in this prospectus that relate to the Fixed Account.

The Life Series Funds
The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act. The Life Series Funds consists of 11 separate Funds, all of which are available to Contractowners. Each of the Funds currently offers its shares only through the purchase of a Contract or another variable life or variable annuity contract issued by First Investors Life.  Each of the Funds reserves the right to offer its shares to other separate accounts or directly to us.  Although some of the Funds have similar names, the same portfolio manager and the same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Funds, is a New York corporation located at 110 Wall Street, New York, New York 10005. FIMCO and the Life Series Funds have retained Smith Asset Management Group, L.P., 100 Crescent Court, Suite 1150, Dallas, TX 75201, to serve as the subadviser of the Select Growth Fund, Paradigm Capital Management, Inc., Nine Elk Street, Albany, New York 12207, to serve as the subadviser of the Discovery Fund, Vontobel Asset Management, Inc., 1540 Broadway, New York, New York 10036 to serve as the subadviser of the International Fund and Muzinich & Co., Inc., 450 Park Avenue, New York, NY 10022 to serve as subadviser for the High Yield Fund.

The following table includes each available Fund’s investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully.  The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Funds prospectus, which you should read carefully before investing.

Fund	Investment Objective
Blue Chip Fund	High total investment return.
Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Discovery Fund	Long-term growth of capital.
Government Fund	A significant level of current income, which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
High Yield Fund	High current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Select Growth Fund	Long-term growth of capital.
Target Maturity 2015 Fund	Predictable compounded investment return for those who hold until the Fund’s maturity, consistent with preservation of capital.
Value Fund	Total return.

THE CONTRACT IN DETAIL

APPLICATION AND PURCHASE PAYMENTS
We will process your application on the day we receive it at our Administrative Office in Good Order. If your application is incomplete or incorrect, we have five business days to complete it and process the transaction.  Otherwise, we will return the Purchase Payment to you at the end of the five-day period.  However, we can try to reach you to explain the reasons for the delay in crediting the money and get your consent to keep the money until the problem is solved.

Your initial Purchase Payment must be at least $5,000.  You may make additional Purchase Payments of at least $200 each at any time after Contract issuance.  We will not accept for a purchase of a First Choice Variable Contract the proceeds from a surrender of one of our other variable annuities.  We do not limit the maximum amount of Purchase Payments under a Contract.  However, initial Purchase Payments of $500,000 or more, and subsequent Purchase Payments of $250,000 or more, will be subject to additional review by First Investors Life.

Your Purchase Payments allocated to the Subaccounts buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest.  We allocate Purchase Payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt of your Purchase Payments at our Administrative Office in Good Order.  We value Accumulation Units at the end of each Valuation Date (generally 4:00 P.M., Eastern Time). If we receive a Purchase Payment prior to the end of a Valuation Date in Good Order, we will process the payment based upon that day’s Accumulation Unit values. If we receive a payment after the end of the Valuation Date, we will process the payment based upon the next Valuation Date’s values.

ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract you select the percentage allocation of your Purchase Payment to the Subaccounts and the Fixed Account.  Your allocations are subject to the following constraints:

1.	Allocation percentages must be in whole numbers;
2.	Allocation percentages must add to 100%; and
3.	The allocation percentage for the Fixed Account may not exceed 50%.

On the effective date of your Contract, the portion of the initial Purchase Payment you designated for the Subaccounts will be allocated to the Cash Management Subaccount for 20 days.  On the 21st day, the Subaccount Accumulation Value in the Cash Management Subaccount will be reallocated to the Subaccounts you designated on the application.  This reallocation will occur as of the end of the 20th business day following the effective date.  The portion of the initial Purchase Payment you designated for the Fixed Account will be allocated to the Fixed Account upon issuance of the Contract.

A change in the allocation percentages for future additional Purchase Payments will affect reallocations occurring under the Automated Subaccount Reallocation Option.  See the description under “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Automated Subaccount Reallocation Option” for additional information.

REALLOCATIONS AMONG SUBACCOUNTS

Subject to the restrictions discussed below, you may change the allocation of your Accumulation Value among the Subaccounts, or among the Subaccounts and the Fixed Account, through a transfer of Accumulation Value by written notice, participation in our Systematic Transfer Option, or participation in our Automated Subaccount Reallocation Option. Only the Automated Subaccount Reallocation Option or the Systematic Transfer Option, but not both, may be in effect at the same time.

WHAT ARE OUR POLICIES ON FREQUENT REALLOCATIONS AMONG SUBACCOUNTS?
The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.  As described in the Life Series Funds prospectus, the Board of Trustees of the Life Series Funds has adopted policies and procedures to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.

In order to protect Contractowners and to comply with the underlying Funds’ policies, we have agreed to honor instructions from the Funds to restrict or prohibit further purchases or transfers of shares by any Contractowner that has been identified by the Funds as having violated its market timing policies. Accordingly, we may be required to reject any reallocation request, without any prior notice, that is determined by the Funds to be part of a market timing strategy.  We also reserve the right to limit or condition transfer privileges in any manner that we believe is necessary or appropriate to (1) protect participants in a Fund from adverse consequences of “market timing” or overly frequent transactions; or (2) conform Separate Account C’s policies and practices in this regard to those of a Fund in one or more respects. Without limitation, we reserve the right to impose on you any charge that your transfer causes a fund to assess against us or Separate Account C.

In order to enforce our policy against market timing, we monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, we will only accept a transaction request that is in writing. We will not accept transaction requests by any electronic means including, but not limited to, telephonic, facsimile or e-mail requests.  We cannot guarantee that our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

WHAT ARE THE RISKS TO CONTRACTOWNERS OF FREQUENT REALLOCATIONS?
To the extent that our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through our Subaccounts.

In the case of the Subaccounts that invest indirectly in high yield bonds and small cap stocks, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.  In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.

THE ACCUMULATION PHASE
Determining Your Accumulation Value
The Accumulation Value you have in your Contract varies daily depending on, among other things, the investment experience of the Subaccounts you have selected and the proportion of your Accumulation Value that you have allocated to the Fixed Account.

Fixed Account Accumulation Value
On the Contract’s effective date, the Fixed Account Accumulation Value is equal to the portion of the initial Purchase Payment you allocate to the Fixed Account.  The Fixed Account Accumulation Value on any succeeding day is equal to the Fixed Account Accumulation Value on the previous day, plus the sum of the values of the following transactions that have occurred since the previous day:

1.	any additional Purchase Payments allocated to the Fixed Account;

2.	any transfers into the Fixed Account; and

3.	interest accrued on the Fixed Account Accumulation Value;

less the sum of the values of the following transactions that have occurred since the previous day;

1.	any transfers out of the Fixed Account;

2.	any partial surrenders allocated to the Fixed Account; and

3.	if due subsequent to the previous day, the portion of the annual contract charge for the current Contract Year allocated to the Fixed Account.

Subaccount Accumulation Value
The Subaccount Accumulation Value in each Subaccount at any time is equal to the number of Accumulation Units the Contract has in the Subaccount, multiplied by the Subaccount’s Accumulation Unit value.  Amounts you allocate to or transfer into a Subaccount are used to purchase Accumulation Units in the Subaccount.  We redeem Accumulation Units when amounts are deducted, transferred, or surrendered from a Subaccount.  These purchases and redemptions of Accumulation Units are referred to as “Contract Transactions.”  The number of Accumulation Units a Contract has in a Subaccount at any time is equal to the number of Accumulation Units purchased minus the number of Accumulation Units redeemed in the Subaccount up until that time.  The number of Accumulation Units purchased or redeemed as a result of a Contract Transaction is equal to the dollar amount of the Contract Transaction divided by the value of the Subaccount’s Accumulation Units on the date of the Contract Transaction.

Accumulation Unit values are determined as of the end of each Valuation Date.  The Accumulation Unit values that apply to a Contract Transaction made on a Valuation Date are the unit values as of the end of that day.  If we receive your request or other documentation for a transaction after the end of a Valuation Date, it is processed based on the value of Accumulation Units as of the end of the next Valuation Date.  The value of an Accumulation Unit of a Subaccount on any Valuation Date is equal to the value of the Accumulation Unit on the previous Valuation Date, multiplied by the net investment factor for that Valuation Date.  The net investment factor for a Subaccount on any Valuation Date is equal to (a) divided by (b), less (c) where

(a)
is the net asset value per share of the Fund in which the Subaccount invests at the end of the Valuation Date, plus the per share amount of any dividend or capital gain distribution from the Fund since the previous Valuation Date, less the per share amount of any taxes charged by us;

(b)	is the net asset value per share of the Fund on the previous Valuation Date; and
(c)	is the total of the daily mortality and expense risk charges since the previous Valuation Date.

Transfer of Accumulation Value
You may transfer the Accumulation Value between any two or more of the Subaccounts, or between one or more Subaccounts and the Fixed Account, by providing us with written notice of your request.  There is a limit of six transfers between two or more Subaccounts in any 12-month period.  Only one transfer either to or from the Fixed Account is allowed in any 12-month period.  The minimum transfer amount you may request is $100.  Each transfer from the Fixed Account is limited to the greatest of:

1.	25% of the Fixed Account Accumulation Value;

2.	The amount of the most recent transfer out of the Fixed Account during the prior 15 months; or

3.	$1,000.

Transfers to the Fixed Account may not be more than the amount that would cause the ratio of the Fixed Account Accumulation Value to the Accumulation Value to exceed the Maximum Fixed Account Allocation Percentage specified in the Contract Schedule.  Transfer requests that do not comply with these limitations will be rejected.

A Transfer of Accumulation Value made while the Automated Subaccount Reallocation Option is in effect automatically cancels the Automated Subaccount Reallocation Option.  Requests for transfers are processed as of the Valuation Date we receive them in Good Order. We may defer transfers from the Fixed Account for up to six months. If we do so, we will notify you when the transfer will be made, the reason for the delay, and the value of the transfer on the date we received your request.

Systematic Transfer Option
You may request that a specified dollar amount of Subaccount Accumulation Value be transferred from any one or more Subaccounts (the “originating accounts(s)”) to any one or more other Subaccounts (the “receiving account(s)”) at monthly or quarterly intervals, as selected.  The first such systematic transfer will occur on the first Valuation Date of the Contract Month or Contract Quarter that next follows the date we receive your request.  Transfers under this option may not be designated either to or from the Fixed Account.

The minimum amount that may be transferred either from or to any one Subaccount is $100. The Systematic Transfer Option will terminate if and when the Subaccount Accumulation Value remaining in all of the originating accounts is depleted. If you elect to terminate this option, you may not re-elect the option until one year after termination.  Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count. We may terminate this option or modify our rules governing this option at our discretion by giving you 31 days written notice.

Automated Subaccount Reallocation Option
If you request, we will automatically reallocate the Subaccount Accumulation Values at quarterly intervals according to the most recent Purchase Payment allocation on file with us.  The first such reallocation will occur on the first Valuation Date of the Contract Quarter that next follows the date on which we receive your request.

Upon reallocation, the amount of Subaccount Accumulation Value allocated to each Subaccount is equal to (a) multiplied by (b), where:

(a)	is equal to:

	1.	the allocation percentage you have specified for the Subaccount; divided by
	2.	the sum of the allocation percentages for all such Subaccounts; and,

(b)	is equal to the sum of the Subaccount Accumulation Values in all of the Subaccounts at the time of the reallocation.

Any requested changes in your Purchase Payment allocation percentages are reflected in the next quarterly reallocation following the change.  The reallocation will only affect the allocation of Subaccount Accumulation Values among the Subaccounts.  It will not affect the Fixed Account Accumulation Value.  Transfers of Subaccount Accumulation Values made under this option are not subject to the minimum transfer amount described above. Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count. A transfer of Subaccount Accumulation Value made while this Automated Subaccount Reallocation Option is in effect automatically cancels the option.  You may subsequently re-elect this option by making a request in the manner described above.  We may terminate this option or modify our rules governing this option at our discretion by giving you 31 days written notice.

Death Benefits Before Commencement of Annuity Payments
If you die before the Maturity Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in Good Order (a) a death certificate or similar proof of the death of the Annuitant or Contractowner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum and the contract will terminate, (b) by applying it to one of the annuity options, or (c) as we otherwise permit.

Generally, the amount of the death benefit payable to the Beneficiary, upon the death of the Contractowner who is also the Annuitant, is the greater of (a) the total Purchase Payments reduced proportionally by any partial surrenders or (b) the Accumulation Value on the date we receive Due Proof of Death.  We calculate the proportional reduction in your total Purchase Payments in two steps. First, we calculate the percentage that any surrender represents of your Accumulation Value. Then we reduce your Accumulation Value and Purchase Payments by that percentage.

If the Contractowner is not also the Annuitant, the amount of the death benefit will be equal to the Accumulation Value. We also will pay a death benefit in an amount equal to the Accumulation Value upon the death of the first Joint

Contractowner (if any) to die, even if that deceased Joint Contractowner also is the Annuitant.  We determine the Accumulation Value for the death benefit as of the next computed value of the Accumulation Value following our receipt at our Administrative Office of Due Proof of Death in Good Order. The decision on how we pay the death benefit is at the Contractowner’s election before the Annuitant’s death and the Beneficiary’s election after the Annuitant’s death.

The following example demonstrates how the death benefit payable on the death of the Annuitant is determined for a Contract.

Death Benefit
Issue Date	Your Initial Purchase Payment and Death Benefit is	$100,000
End of First Contract Year	Assume your Accumulation Value grows to: Your Death Benefit is the greater of your Purchase Payment ($100,000) or your Accumulation Value ($104,340) and is equal to:	$104,340 $104,340
Seventh Contract Anniversary	Assume your Accumulation Value grows to: Your Death Benefit is the greater of your Purchase Payment ($100,000) or your Accumulation Value ($132,023) and is equal to:	$132,023 $132,0023
End of Tenth Contract Year

Assume your Accumulation Value declines to:

You then decide to partially surrender:
The proportion your partial surrender represents of the
Accumulation Value is the partial surrender amount ($25,000)
Divided by the Accumulation Value ($71,643) which is:
Your Accumulation Value and Purchase Payment(s) are both
reduced by 34.90%

Thus, after the surrender:
Your Accumulation Value is:
Your Purchase Payment is:
Your Death Benefit is equal to the greater of these amounts:
$71,643 $25,000 34.90% $46,643 $65,100 $650,100
End of Eleventh Contract Year	Assume your Accumulation Value declines to: Your Death Benefit is equal to the greater of your Purchase Payment ($65,100) or your Accumulation Value ($51,483):	$51,483 $650,100

This example assumes that a partial surrender is taken during the tenth Contract year but does not account for any tax consequences.

Special Requirements for Payment of Death Benefit
If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the Internal Revenue Code.

Generally, if the Contractowner dies before the Maturity Date, the death benefit may be taken immediately, after which the Contract will terminate, or the Beneficiary may become the Contractowner and the Contract will continue, subject to the following conditions. If the Beneficiary elects to continue the Contract and is not the deceased Contractowner’s spouse, he or she may not make additional Purchase Payments, and the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary. If the Beneficiary is the deceased Contractowner’s spouse, he or she may continue the Contract and name a new Beneficiary, subject to additional conditions in the Contract.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial and Full Surrenders During the Accumulation Phase
You may make a partial or full surrender of your Contract at any time during the Accumulation Phase, provided that any partial surrenders must be for at least $500. You will be entitled to receive the Accumulation Value less any surrender charge or, in the case of a partial surrender, the portion surrendered, less any surrender charge.  Your request is effective on the date it is received in writing on our form in Good Order at our Administrative Office.  Your Accumulation Value less the requested amount will be determined based on the next computed value of Accumulation Units.

We may defer payment of amounts surrendered from a Subaccount for no more than seven days, except that we may defer payment of amounts surrendered for any period during which:

■           the NYSE is closed for trading or trading is restricted on the NYSE;

■           an emergency exists as a result of which disposal of securities held in Separate Account C is not reasonably practicable or it is not reasonably practicable to determine the value of Separate Account C’s net assets; or

■           the SEC by order permits us to defer payments for the protection of Contractowners.

In addition, we may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.  If we postpone the payment of any full or partial surrender for more than ten days, we will pay you interest on the amounts surrendered, as specified in the Contract.  In the case of a partial surrender, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts and/or the Fixed Account in the same proportion as the Subaccount Accumulation Value in each Subaccount and/or the Fixed Account Accumulation Value bears to the Accumulation Value. Your Accumulation Value must be at least $5,000 after any partial surrender.

THE ANNUITY INCOME PERIOD
The Maturity Date
Annuity payments begin on the Maturity Date you select when you buy the Contract.  You may advance or defer the Maturity Date by notifying us in writing at least 30 days before the previously specified Maturity Date.  However, the Maturity Date may not be within the first Contract Year or after the date on which the Annuitant attains age 90.  If no Maturity Date is chosen, we will commence annuity payments on the first of the calendar month after the Annuitant attains age 90.

The Amounts of Your Annuity Payments
Seven days before the Maturity Date (the “Initial Determination Date”), any premium taxes not yet deducted will be deducted from the Accumulation Value to determine the “Net Accumulation Value.” Depending on your election, this value will then be applied to determine either the initial Variable Annuity Payment and/or the initial Fixed Annuity Payment as described further below.  You can make or change this election in writing to us at our Administrative Office at any time prior to the Initial Determination Date.   In the absence of your election, we will make monthly annuity payments on a fixed basis, beginning on the Maturity Date under Annuity Option 3 with Payments Guaranteed for 10 Years.

After the Maturity Date, we allow no surrenders or changes among annuity payment options; in the case of a variable basis payment option, however, you retain the right to change your Subaccount allocations subject to the limits described below under “THE CONTRACT IN DETAIL: THE ANNUITY INCOME PERIOD – Transfer of Annuity Value.”  If the Net Accumulation Value applied on the Maturity Date is less than that required to purchase a minimum initial annuity payment of $20, the entire Net Accumulation Value will be paid in a lump sum.

The material factors that determine the level of your annuity benefits are:

■	your Accumulation Value before the Maturity Date;

■	the annuity payment option you select;

■	the frequency and duration of annuity payments;

■	the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Maturity Date; and

■	in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select and the Assumed Investment Return (“AIR”) that you select.

Variable Annuity Payments
Variable Annuity Payments vary as to dollar amount through the annuity income period based on the investment results of the Subaccounts you select and the AIR that you choose.   The effective annual AIR chosen can be 0%, 3% or 5%, if allowed by applicable law or regulation.  The first Variable Annuity Payment is based on the

AIR.  Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the AIR.  As a result, if the actual net investment return of the Subaccounts equals the AIR, the Variable Annuity Payments will be level.  If the actual net investment return of the Subaccounts is greater than the AIR, subsequent Variable Annuity Payments will be higher than the initial payment.  If it is less than the AIR, subsequent Variable Annuity Payments will be lower.

Once an AIR is chosen, it cannot be changed.  If no AIR is chosen, 3% will be used as the AIR.  In general, if you select a higher AIR the initial Variable Annuity Payment will be larger than if a lower AIR had been selected, but any increases in the Variable Annuity Payment will be smaller and less frequent, and any decreases in the Variable Annuity Payment will be larger and more frequent.  On the Initial Determination Date, we apply the portion of the Net Accumulation Value you have designated to purchase Variable Annuity Payments to the proper Variable Annuity Payment Option Table shown in the Contract (or more favorable rates if we offer them) to determine the amount of the initial Variable Annuity Payment.  Subsequent Variable Annuity Payments are determined based on the value of the Annuity Units we credit to each of the Subaccounts you have selected, as described below.

We determine the amount of Annuity Units of each Subaccount to purchase by using the most recent Subaccount allocation instructions and dividing the amount of the initial Variable Annuity Payment that is allocated to each Subaccount by that Subaccount’s Annuity Unit value on the Initial Determination Date.  Each Variable Annuity Payment after the first is determined by multiplying the Annuity Unit value for each Subaccount on the date seven days prior to the date on which the payment is due by the number of Annuity Units in that Subaccount.  The resulting payment may be less than or greater than the preceding Variable Annuity Payment.

Annuity Unit Value
The value of an Annuity Unit for any Subaccount is initially set at $10.00. The value for any subsequent Valuation Period is obtained by first multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor (as defined in “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Subaccount Accumulation Value”) for the current Valuation Period and then dividing the result by the “assumed net investment factor” for the current Valuation Period.  The “assumed net investment factor” is equal to one plus the AIR calculated for the number of days in the current Valuation Period.

Transfer of Annuity Value
Twice each year, after a Variable Annuity Payment option has commenced, you may transfer all or a portion of the value in a Subaccount to any other Subaccount (“the receiving Subaccount”), which we will use to purchase Annuity

Units in the receiving Subaccount. The value in a Subaccount is equal to the value of Annuity Units in the Subaccount multiplied by the number of Annuity Units this Contract owns in the Subaccount. The number of Annuity Units credited to the receiving Subaccount will be equal to the dollar amount of the value that is being transferred as of the transfer date divided by the value of an Annuity Unit on that same date in the receiving Subaccount.  We must receive your notice at least 15 days before the due date of the annuity payment to which the transfer will apply.

Fixed Annuity Payments
Fixed Annuity Payments are a constant dollar amount throughout the annuity income period. On the Initial Determination Date, the portion of the Net Accumulation Value you have designated to purchase Fixed Annuity Payments will be applied to the proper Fixed Annuity Payout Option Table shown in the Contract (or more favorable rates if we offer them) to determine the amount of the initial Fixed Annuity Payment.

Annuity Payment Options
The Contract provides for the annuity options described below.  Not all options are available on a variable basis.  Payments can be received on a monthly, quarterly, semi-annual or annual basis.

Option 1–Single Life Annuity.  (Available on either a variable or a fixed basis or both). An annuity payable monthly during the Annuitant’s lifetime, ceasing with the last payment due before the Annuitant’s death.  If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a–Joint and Survivor Life Annuity.  (Available on either a variable or a fixed basis or both).  An annuity payable during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b–Joint and Two-Thirds to Survivor Life Annuity.  (Available on a fixed basis only). An annuity payable during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c–Joint and One-Half to Survivor Life Annuity.  (Available on a fixed basis only). An annuity payable during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with Payments Guaranteed for 10 or 20

Years.  (Available on either a variable or a fixed basis or both).  An annuity payable during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 10 or 20 years, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary’s estate the remaining guaranteed payments.

Option 4–Refund Life Annuity.  (Available on a fixed basis only). An annuity payable during the lifetime of the Annuitant, with the guarantee that if, at his or her death, the cumulative payments made have been less than the Net Accumulation Value applied on the Initial Determination Date, payments will be continued until the total of all payments made equal such Accumulation Value.

Death after Commencement of Annuity Payments
If the death of any Contractowner, any Annuitant, or any Payee occurs on or after the Maturity Date but before all proceeds payable under the Contract have been distributed, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Contractowner
If any Contractowner who is not the Annuitant dies and there is no surviving Contractowner, the Beneficiary will become the Contractowner. If there is a surviving Contractowner, the surviving Contractowner will retain ownership of the Contract.  The remaining annuity payments, if any, will continue to be paid to the Payee.  If the Payee is the deceased Contractowner, any remaining annuity payments will be made to the surviving Contractowner, if any, or to the Beneficiary.

Death of Annuitant
If the Annuitant dies and there is a surviving Annuitant, the remaining annuity payments, if any, will continue to be paid to the Payee.  If the Payee is the deceased Annuitant, annuity payments will be made to any surviving Annuitant.  If the deceased Annuitant is also the Contractowner, and there is no surviving Contractowner, the surviving Annuitant will assume all rights of ownership under the Contract.  If the Annuitant dies and there is no surviving Annuitant, the Beneficiary will assume all rights to ownership, and the previously designated Contractowner will no longer have any rights under the Contract.   Any remaining annuity payments will be paid to the Beneficiary.

YOUR RIGHT TO CANCEL THE CONTRACT
You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you (or thirty days if a replacement contract) or (b) longer as applicable state law requires.  We will cancel the Contract after we receive from you at our Administrative Office in Good Order (a) the Contract and (b) a written request for cancellation. (We will pay you at least an amount equal to the sum of the Purchase Payments plus any premium taxes that you were charged, subject to state law.)

FINANCIAL INFORMATION

CALCULATING VALUES
To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Valuation Date for each of the Funds. Then, daily charges are applied to Separate Account C for each day since the last Valuation Date. Finally, we multiply the previous unit value by this result.

CONTRACT EXPENSES
Surrender Charges
We assess a surrender charge when you surrender the Contract, in full or in part, except as described below.  The surrender charge is equal to a maximum of 8% of Purchase Payments surrendered, and decreases each year as shown in the following table:
Number of Years from Receipt of Purchase Payment to Date of Surrender	Percentage
Less than 1	8%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8+	0%

The length of time from when we receive a Purchase Payment to the time of full or partial surrender of that Purchase Payment determines the percentage of the surrender charge. For purposes of computing the surrender charge, amounts surrendered will be taken from your Contract first from any amounts that may be surrendered without a surrender charge (as described below), then from Purchase Payments in the order they were made (i.e., first-in, first-out), and finally from any other remaining Accumulation Value.

Each Contract Year, you may, without paying a surrender charge, surrender a maximum of 10% of Purchase Payments not previously surrendered as of the beginning of that Contract Year (“Free Surrenders”).  This privilege is not cumulative, which means that any Free Surrenders not taken during a given Contract Year may not be taken as a Free Surrender in a later Contract Year. In addition, we do not impose a surrender charge if the Accumulation Value is applied to an annuity option or on the payment of any death benefit.

Mortality and Expense Charge
We impose a mortality and expense risk charge. The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant (assuming for purposes of this discussion only that the Annuitant is also the Payee) regardless of (a)

how long that person lives and (b) how long all annuitants as a group live. This assures an Annuitant that neither his or her own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments he or she will receive under the Contract. We also assume a risk associated with the guaranteed death benefit that we would pay in the event of death during the Accumulation Phase. In addition, we assume the risk that the annual contract charge (discussed below) may not be adequate to cover our administrative expenses.  In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in Separate Account C.

OTHER CHARGES
Annual Contract Charge
We currently deduct a $35.00 annual contract charge from the Accumulation Value on (a) the last Valuation Date of each Contract Year or (b) the date of surrender of the Contract, if earlier. (We make these deductions during the Accumulation Phase only.)  The amount of this charge is guaranteed for the first 10 Contract Years, after which it may increase to no more than $50.00. We make the charge against the Accumulation Value by proportionally reducing the number of Accumulation Units held in each of your Subaccounts. We will not assess this charge in any state that does not permit it.

Premium Tax Charge
Some states and municipalities assess premium taxes at the time you: make Purchase Payments; surrender; or begin receiving annuity payments.

We currently pay any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of Purchase Payments received by us.

Fund Expenses
The Funds also take deductions from, and pay expenses out of, their own assets.  Further information about these charges is available in the attached prospectus for the Life Series Funds.

FEDERAL TAX INFORMATION
This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes, and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an IRA. The following discussion does not apply to a Contract that has been purchased inside an IRA or qualified retirement plan (a “qualified Contract”). If a qualified Contract is purchased, the tax treatment of Purchase Payments, annuity payments, surrenders and death benefits will be governed by the tax law applicable to IRAs and qualified plans. However, generally, deductible or “before-tax” Purchase Payments for qualified Contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.  Purchase Payments to a Contract purchased outside of a qualified plan or IRA (a “non-qualified Contract”) are on an “after-tax” basis, so you only pay income taxes on your earnings and gains. Generally, these earnings and gains are taxed when you receive them from the Contract. The IRS has not reviewed the Contract for qualification as an appropriate investment in an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for federal tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as an agent for an individual will be treated as an annuity for tax purposes.  This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

Purchase Payments
Your Purchase Payments are not deductible from your gross income for tax purposes.

Increases in Accumulation Value
Generally, you pay no income tax on increases in your Contract’s Accumulation Value until there is a distribution from the Contract. A distribution occurs when there is a partial or full surrender or annuity payments begin.

Annuity Payments
Once annuity payments begin, you generally will be taxed only on the investment income and gains you have earned and not on the amount of your Purchase Payments. As a result, a portion of each payment will be taxable as ordinary income. The remaining portion will be a nontaxable recovery of your Investment in the Contract. Generally, your Investment in the Contract equals the Purchase Payments you made, less any amounts you previously surrendered that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

■      dividing your Investment in the Contract by the total amount you expect to receive out of the Contract, and

■      multiplying the result by the amount of the payment.
For Variable Annuity Payments, the tax-free portion of each payment is (a) your Investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your Investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered Investment in the Contract.

Surrenders
Before annuity payments begin, surrenders are taxed as follows:

■      a partial or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulation Value exceeds the Investment in the Contract (that is, on an “income first” basis); and

■      a federal tax penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59 ½ subject to certain exceptions.

The 10% federal tax penalty is generally not imposed on surrenders that are:

■      made on or after the death of a Contractowner;

■      attributable to the taxpayer’s becoming disabled; or

■      made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and his or her spouse.  If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes (other than by reason of death or disability) to your systematic payments before you reach age 591/2 or within five years (after you reach that age) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.  For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

Death Benefits
Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the recipient’s income as follows:

■      if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

■      if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s Investment in the Contract. The Beneficiary must pay taxes on this amount at the

Beneficiary’s tax rate. Moreover, the amount of the death benefit may also be taxed in the Contractowner’s estate unless the Beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges
Transferring or assigning ownership of a Contract, changing the Maturity Date or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus. Please consult your tax adviser regarding these consequences.

Tax Withholding and Reporting
The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial surrender or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is “periodic” or “non-periodic.”

For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment as if it were a payment of wages, based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial surrenders), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us and for each subsequent year until you amend or revoke it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.  The Internal Revenue Code generally requires us to report all payments to the IRS.

Other Tax Issues
We are taxed as a “life insurance company” under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to Separate Account C. Based upon this expectation, no charge is currently assessed against Separate Account C for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against Separate Account C.

In order to be treated as an annuity contract for federal income tax purposes, the investments of each Subaccount of Separate Account C must be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations. The investment adviser of the Life Series Funds monitors their investment portfolios to ensure that the diversification requirements are met. If any Subaccount in which you invested failed to satisfy these requirements, you would be taxed on the earnings and gains of the Subaccount unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

Each of the Life Series Funds that is available under the Contract sells its shares not only to Separate Account C but also to other separate accounts that fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of policyowners and Contractowners that invest in the same Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of policyowners and Contractowners, including potentially substituting a different fund for the Fund.

Under certain circumstances, a Contractowner’s control of the investments of Separate Account C could cause the Contractowner, rather than us, to be treated as the owner of the assets in Separate Account C for tax purposes, which would result in the current taxation of the income and gains on those assets to the Contractowner. Based upon existing IRS guidance, we do not believe that the ownership rights of a Contractowner under the Contract would result in the Contractowner’s being treated as the owner of the assets of the Contract. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

OTHER INFORMATION

VOTING RIGHTS
Because the Life Series Funds is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly at any Fund shareholders meeting as follows:

■      shares attributable to Contractowners for which we received instructions would be voted in accordance with the instructions;

■      shares attributable to Contractowners for which we did not receive instructions would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

■      shares not attributable to Contractowners would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.  We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

■      in the Accumulation Phase, we divide the Subaccount’s Accumulation Value by the net asset value of one Fund share, and

■      in the annuity income period, we divide the reserve held in the Subaccount for the Variable Annuity Payments under the Contract by the net asset value of one Fund share.  As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Life Series Funds.  We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.  The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

PROCESSING TRANSACTIONS
Generally, your transaction requests will be processed as of the Valuation Date on which we receive them, if we receive them in Good Order before the closing of business (generally 4:00 P.M. Eastern Time). Otherwise, they will be processed as of our next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

RESERVATION OF RIGHTS
We also reserve the right to make certain changes to the Contract, Separate Account C or the Funds if we believe they would (a) best serve the interests of the Contractowners and Payees or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

■      operate Separate Account C in any form permitted by law;

■      add, delete, combine, or modify Subaccounts of Separate Account C;

■      add, delete, or substitute for the Fund shares held in any Subaccount the shares of any investment company or series thereof, or any investment permitted by law;

■      amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or

■      make any necessary technical changes in the Contract in order to conform with any of the above actions.

STATE VARIATIONS
Where required by state law, there may be variations in the Contract covered by a special form of the Contract for your State. As a result, your Contract may differ from this prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.
We offer the Contract in most states. Check with your registered representative for availability in your state. The Contract is offered continuously. Although we do not anticipate discontinuing the offer of the Contract, we reserve the right to do so at any time.

DISTRIBUTION OF THE CONTRACT
We sell the Contract solely through individuals who, in addition to being licensed as insurance agents, are registered representatives of FIC, which is one of our affiliates and our General Agency.  FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority. We pay FIC a commission of 3.5% of the Purchase Payments made under the Contract.  FIC’s executive offices are located at 110 Wall Street, New York, NY 10005. We reserve the right to sell the Contracts directly.

REPORTS
At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law.  In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us.

FINANCIAL STATEMENTS
The Financial Statements of First Investors Life and for Separate Account C are in the SAI.

SEC file numbers:
Separate Account C: 003-33419/811-06130

To: First Investors Life Insurance Company Raritan Plaza 1 Edison, New Jersey 08837

Request for Statement of Additional Information

I would like to receive a current copy of the following: (check all appropriate boxes below)

☐ The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

☐ The Statement of Additional Information for First Investors Life Series Funds.

From:
(name)

Contract number:

Address:

Phone number:

☐ Check if this is a change of address.

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FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

FIRST INVESTORS LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2011

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for the variable annuity contracts funded by First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, which may be obtained at no cost by writing to First Investors Life Insurance Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 342-7963 or by visiting our website at www.firstinvestors.com.  First Investors Life Variable Annuity Fund C currently funds two variable annuity contracts: an individual variable annuity contract called the “Tax Tamer I” with prospectus dated May 1, 2011 and an individual variable annuity contract called the “First Choice” with prospectus dated May 1, 2011.  First Investors Life Variable Annuity Fund D currently funds an individual variable annuity contract called the “Tax Tamer II” with prospectus dated May 1, 2011.

The terms in this SAI have the same meaning as in the Prospectuses.

TABLE OF CONTENTS

Page

General Description...	2
Services...	4
Valuation...	4
Other Information...	6
Relevance of Financial Statements................................................................................................................................................................................	7
Appendices...	8
Financial Statements...	13

GENERAL DESCRIPTION

First Investors Life Insurance Company.  First Investors Life Insurance Company, 110 Wall Street, New York, New York 10005 (“FIL” or “First Investors Life”), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance and annuities.  First Investors Consolidated Corporation (“FICC”), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. (“FIMCO” or “Adviser”) and all of the outstanding stock of First Investors Life, First Investors Corporation (“FIC” or “Underwriter”) and Administrative Data Management Corp., the transfer agent for First Investors Life Series Funds (“Life Series Funds”). The Independent Order of Foresters (“Foresters”) controls FICC and, therefore, the Adviser and First Investors Life. Foresters is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 1T9.

The following chart provides information about the Officers and Directors of First Investors Life.

Name	FIL Office	Principal Occupation for Last Five Years
Bernard E. Bloom	Director	Director Foresters since 2000; Director Foresters Life Limited since 2000.
Carol Lerner Brown	Secretary	Assistant Secretary FIC since 1989; Secretary FIMCO since 1989, Secretary FICC 1989-2011, Assistant Secretary FICC since 2011.
William H. Drinkwater	Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary FIL since 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller FIL since 1990.
Richard M. Freeborough	Director
Chairman of the Board since 2009 and Director Foresters since 2005; Director ResMor Trust Company since 2009; Independent Review Committee Member Acuity Investment Funds since 2007; Chairman of the Board and Director Seniors Money Limited since 2007; Director RGA Life Reinsurance Company of Canada since 2006; Governor University of Guelph since 2005; Director ACE INA Insurance from 2005 to 2010; Director Triad Guaranty Insurance Corporations Canada from 2006 to 2008.

Richard H. Gaebler	Director	Retired since January 2000.
Sharon T. Giffen	Director
Senior Vice President and Chief Financial Officer Foresters since 2009; Senior Vice President and Chief Actuary, Vice President Actuarial, Vice President Product Management Foresters from 2000 to 2009.

Jason Helbraun	Assistant Vice President	Assistant Vice President FIL since 2006; Corporate Actuary FIL 2005 – 2006.
William M. Lipkus	Vice President, Chief Financial Officer and Treasurer	Chief Financial Officer FIC and FICC since 1997; Vice President FIL since 1996; Chief Financial Officer FIL since 1998; Treasurer FIL since 2008.
Louise H. L. McCormick	Director	Director Foresters since 2005; Director Duncaster, Inc. since 2005; Trustee and Board President Hartford Art School, Inc. since 2005; Director Heska, Inc. since 2000.

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George S. Mohacsi	Director	President and Chief Executive Officer Foresters since 2005.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter FIL since 2005.
Christopher H. Pinkerton	Chairman and Director
President and Director FICC since 2011; Chairman, President and Director FIMCO and Administrative Data Management Corp.; Chairman and Director FIL and FIC since 2011; President Foresters US Division since 2008, Chairman Foresters Equity Services since 2007, and Chairman Foresters Financial Partners since 2006; Senior Vice President Foresters North American Sales and Marketing from 2005 to 2007.

David Schimmel	Assistant Vice President	Assistant Vice President FIL since 2006; Manager FIL 2001 – 2006.
John B. Scott	Director	Director Foresters since 2009; Director Trustmark Insurance from 2000 to 2009.
John Shey	Assistant Vice President	Assistant Vice President FIL since 2006; Actuary FIL 2002 – 2006.
Carol E. Springsteen	President and Director	President and Director FIL since 2003.

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Separate Account Assets.  First Investors Life Variable Annuity Fund C (“Separate Account C”) was established on December 21, 1989.  First Investors Life Variable Annuity Fund D (“Separate Account D”) was established on April 8, 1997.  Each Separate Account was established under the provisions of the New York Insurance Law.  Each Separate Account’s assets are segregated from the assets of First Investors Life, and that portion of each Separate Account’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account are not chargeable with liabilities arising out of any other business of First Investors Life.  Each Separate Account is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

The assets of each Separate Account are invested at net asset value in shares of a corresponding series (each a “Fund” and collectively “Funds”) of the Life Series Funds.  For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.  The Life Series Funds Prospectus describes the risks attendant to an investment in each Fund of the Life Series Funds.   The Life Series Funds contains eleven separate Funds:  Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth & Income Fund, High Yield Fund, International Fund, Investment Grade Fund, Select Growth Fund, Target Maturity 2015 Fund and Value Fund.  All of these Funds are available under the Tax Tamer I, Tax Tamer II and First Choice Contracts.

SERVICES

Custodian.  First Investors Life, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

Independent Registered Accounting Firm.  Tait, Weller & Baker, LLP, 1818 Market Street, Philadelphia, PA 19103, an independent registered accounting firm, has been selected as the independent accountants for Separate Account C and Separate Account D.  First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

Underwriter.  First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC.  FIC, an affiliate of First Investors Life and of the Adviser, has its principal business address at 110 Wall Street, New York, New York 10005.  For the fiscal years ended December 31, 2008, 2009, and 2010, FIC received fees from Separate Account C of $63,531, $38,844 and $352,227, respectively, in connection with the distribution of the Contracts in a continuous offering.  For the fiscal years ended December 31, 2008, 2009 and 2010, FIC received fees from Separate Account D of $771,689, $478,651 and $304,272 respectively, in connection with the distribution of the Contracts in a continuous offering.

First Investors Life anticipates continuing to offer new First Choice Contracts, but reserves the right to discontinue this offering.  New Tax Tamer I and Tax Tamer II Contracts are not currently being offered for sale.  Existing Tax Tamer I and Tax Tamer II Contractowners may however continue to make additional premium payments to their existing Contracts.

The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

VALUATION

Value of an Accumulation Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00.  The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being

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calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges, affect the Accumulation Unit Value.  The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)
is a factor representing the charges deducted for mortality and expense risks.  For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.  For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

Value of Amounts Allocated to the Fixed Account.  The First Choice Contract also allows Contractowners to allocate value to the Fixed Account.  The Accumulation Value in a First Choice Contract thus consists of the Subaccount Accumulation Value in each Subaccount to which a Contractowner allocates value, which is based on the Accumulation Unit values described above, and the Fixed Account Accumulation Value.  The Fixed Account Accumulation Value at any time is equal to the amount determined as described in the First Choice Contract’s prospectus under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Value of an Annuity Unit.  For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00.  The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum (or 3.0% or a different rate chosen by a Contractowner for First Choice Contracts), which is assumed in the Annuity Tables contained in the Contracts.  (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments.  When annuity payments are to commence, the Accumulated Value (or the Accumulation Value for First Choice Contracts) to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day (or the Valuation Date for First Choice Contracts) on or immediately preceding the seventh day before the Annuity Commencement Date (or the Maturity Date for First Choice Contracts) by the number of Accumulation Units owned.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value.  For First Choice Contracts, the net amount to be applied to an Annuity Option, the Net Accumulation Value, consists of the amounts derived from the Accumulation Units, as described above, as well as the Fixed Account Accumulation Value.  The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity

5

payment.  The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied.  These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date.  The Contracts contain a formula for determining the adjusted age. The Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900, except for First Choice Contracts. For First Choice Contracts the Annuity Tables are determined from the A2000 Individual Annuitant Mortality Table Age Last Birthday and an Assumed Investment Return of 3.00% or a different rate chosen by the Contractowner and the adjusted age is the age of the annuitant minus one year for each completed 10-year period measured from the year 2000 to the date of Annuity Payment Option commencement.  Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount.  This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  This number of Annuity Units remains fixed for all variable annuity payments.  The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment.  The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month.  (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% (or 2.5% for the First Choice Contract) per year built into the Annuity Tables in the Contract.

OTHER INFORMATION

Time of Payments.  All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund is not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

In addition, for the First Choice Contract, First Investors Life may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.

Reports to Contractowners.  First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values.  In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

Assignment.  Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due.  To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims

6

against any Annuitant, Joint Annuitant or Beneficiary.  The Contracts may be assigned.  No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts.  The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

7

APPENDICES

APPENDIX I

EXAMPLE A
Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account C

Net Investment Factor =	A + B C	- D

Where:

A =	The Net Asset Value of a Fund share as of the end of the current Valuation Period.
	Assume ..........................................................................................................................................................................................		=	$8.51000000

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
	Assume........................................................................................................................................................................................		=	0

C =	The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
	Assume.......................................................................................................................................................................................		=	$8.39000000

D =	The daily deduction for mortality and expense risks, which totals 1.0% on an annual basis.
	On a daily basis.........................................................................................................................................................................		=	.00002740

Then, the Net Investment Factor =	8.51000000 + 0 8 .39000000	- .00002740 ...............................................................................	=	1.01427534

Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account D

Net Investment Factor =	A + B C	- D

Where:

A =	The Net Asset Value of a Fund share as of the end of the current Valuation Period. Assume ......................................................................................................................................................................................		=	$8.51000000
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period. Assume .....................................................................................................................................................................................		=	0
C =
The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.
Assume.....................................................................................................................................................................................

			=	$8.39000000
D =	The daily deduction for mortality and expense risks and administration, which totals 1.4% on an annual basis. On a daily basis ......................................................................................................................................................................		=	.00003836

Then, the Net Investment Factor =	8.51000000 + 0 8.39000000	- .00003836 ....................................................................................	=	1.01426438

8

EXAMPLE B
Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account C

Accumulation Unit Value = A x B

Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation Period. Assume ......................................................................................................................................................................................	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period. Assume ......................................................................................................................................................................................	=	1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534...................................................................................................		=	1.48417653

Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account D

Accumulation Unit Value = A x B

Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation Period. Assume......................................................................................................................................................................................	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period. Assume......................................................................................................................................................................................	=	1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438....................................................................................................		=	1.48416049

9

APPENDIX II

EXAMPLE A
Formula and Illustration for Determining
Death Benefit Payable Under
Annuity Option 4-Unit Refund Life Annuity
For Separate Account C (Tax Tamer I only) and Separate Account D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable =	A B	- (CxD), if	A B	is greater than CxD

Where:

A =	The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity. Assume...	=	$20,000.00

B =	The Annuity Unit Value at the Annuity Commencement Date. Assume...	=	$1.08353012

C =	The number of Annuity Units represented by each payment made. Assume...	=	116.61488844
D =	The total number of monthly Variable Annuity Payments made prior to the Annuitant’s death. Assume...	=	30

Then the number of Annuity Units Payable:

	$20,000.00 $1.08353012	- (116.61488844 x 30)

=	18,458.18554633	- 3,498.44665320

=	14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

10

APPENDIX III

EXAMPLE A

Formula and Illustration for Determining
Annuity Unit Value of
Separate Account C and Separate Account D

Annuity Unit Value = A x B x C

Where:

A =	Annuity Unit Value of the immediately preceding Valuation Period. Assume ........................................................................................................................................................................................	=	$1.10071211

B =	Net Investment Factor for the Valuation Period for which the Annuity Unit is being calculated. Assume .......................................................................................................................................................................................	=	1.00083530

C =	A factor to neutralize the assumed interest rate of 3½% built into the Annuity Tables used. Daily factor equals ....................................................................................................................................................................	=	0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining
Amount of First Monthly Variable Annuity Payment from
Separate Account C and Separate Account D

First Monthly Variable Annuity Payment =	A $1,000	x B

Where:

A =	The Net Accumulated Value allocated to Separate Account C for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date. Assume ...........................................................................................................................................................................................	=	$20,000.00

B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract. Assume............................................................................................................................................................................................	=	$6.40

Then, the first Monthly Variable Payment =	$20,000 $1,000	x $6.40 = $128.00

11

EXAMPLE C

Formula and Illustration for Determining
the Number of Annuity Units for Separate Account C and Separate Account D
Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =	A B

Where:

A =	The dollar amount of the first monthly Variable Annuity Payment. Assume...	=	$128.00

B =	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date. Assume...	=	$1.09763000

Then, the number of Annuity Units =	$128.00 $1.09763000	= 116.61488844

EXAMPLE D

Formula and Illustration for Determining
the Amount of Second and Subsequent Monthly Variable
Annuity Payments From Separate Account C and Separate Account D

Second Monthly Variable Annuity Payment = A x B

Where:

A =	The Number of Annuity Units represented by each monthly Variable Annuity Payment. Assume...	=	116.61488844

B =	The Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the date on which the second (or subsequent) Variable Annuity Payment is due. Assume...	=	$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund.  If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.  Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

12

Financial Statements
as of
December 31, 2010

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account C”), as of December 31, 2010, and the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 2010 and 2009 for each of the individual sub-accounts which comprise Separate Account C.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account C’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account C’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned at December 31, 2010 by correspondence with Separate Account C’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise Separate Account C as of December 31, 2010, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for the years ended December 31, 2010 and 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2011

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

	Cash Management	High Yield	Growth & Income	Discovery
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$6,058,838	$13,536,544	$56,097,906	$32,611,902

LIABILITIES
Payable to First Investors
Life Insurance Company	4,282	11,146	45,294	26,444

NET ASSETS	$6,054,556	$13,525,398	$56,052,612	$32,585,458

Net assets represented by Contracts in accumulation period	$6,054,556	$13,525,398	$56,052,612	$32,585,458

See notes to financial statements.	2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2010

	Blue Chip	International	Select Growth	Government
ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$36,585,790	$23,773,181	$2,511,326	$12,378,966

LIABILITIES
Payable to First Investors
Life Insurance Company	29,743	19,342	2,044	10,306

NET ASSETS	$36,556,047	$23,753,839	$2,509,282	$12,368,660

Net assets represented by
Contracts in accumulation period	$36,556,047	$23,753,839	$2,509,282	$12,368,660

See notes to financial statements.	3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2010

	Investment Grade	Value	Target Maturity 2015

ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$16,535,991	$22,535,224	$7,702,177

LIABILITIES
Payable to First Investors
Life Insurance Company	13,785	18,206	6,381

NET ASSETS	$16,522,206	$22,517,018	$7,695,796

Net assets represented by
Contracts in accumulation period	$16,522,206	$22,517,018	$7,695,796

See notes to financial statements.	4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS

Year ended December 31, 2010

	Cash Management	High Yield	Growth & Income	Discovery
INVESTMENT INCOME
Income:
Dividends	$-	$996,737	$578,093	$253,786

Expenses:
Mortality and expense risks (Note 5)	44,151	130,039	525,372	293,843

NET INVESTMENT INCOME (LOSS)	(44,151)	866,698	52,721	(40,057)

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	-	(9,880,149)	7,056,246	(597,432)

End of year	-	(9,222,282)	14,441,211	6,229,844

Change in unrealized appreciation (depreciation)
on investments	-	657,867	7,384,965	6,827,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
	$(44,151)	$1,524,565	$7,437,686	$6,787,219

See notes to financial statements.	5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2010

	Blue Chip	International	Select Growth	Government
INVESTMENT INCOME
Income:
Dividends	$592,605	$-	$3,784	$466,349

Expenses:
Mortality and expense risks (Note 5)	359,821	232,255	20,988	119,443

NET INVESTMENT INCOME (LOSS)	232,784	(232,255)	(17,204)	346,906

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	4,793,250	(1,934,711)	(1,530,474)	159,168

End of year	7,660,159	999,614	(1,105,797)	237,695

Change in unrealized appreciation
(depreciation) on investments	2,866,909	2,934,325	424,677	78,527

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$3,099,693	$2,702,070	$407,473	$425,433

See notes to financial statements.	6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2010

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015
INVESTMENT INCOME
Income:
Dividends	$762,229	$459,371	$581,866	$265,965

Expenses:
Mortality and expense risks (Note 5)	157,616	214,364	49,928	67,954

NET INVESTMENT INCOME	604,613	245,007	531,938	198,011

REALIZED GAINS ON INVESTMENTS
Realized gain distributions	-	-	97,800	31,502
Realized gain on investments	-	-	505,304	-

Realized gains	-	-	603,104	31,502

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(704,232)	812,195	1,189,935	1,425,552

End of year	(101,538)	3,236,229	-	1,651,494

Change in unrealized appreciation
(depreciation) on investments	602,694	2,424,034	(1,189,935)	225,942

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS	$1,207,307	$2,669,041	$(54,893)	$455,455

See notes to financial statements.	7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31,

	Cash Management		High Yield
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(44,151)	$(45,671)	$866,698	$1,040,369
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	-	-	657,867	2,307,504
Net increase (decrease) in net assets
resulting from operations	(44,151)	(45,671)	1,524,565	3,347,873

From Contract Transactions
Net insurance premiums from
contract owners	812,208	34,370	510,945	37,471
Transfers between sub-accounts	1,469,559	773,811	223,442	45,971
Transfers for contract benefits
and terminations	(1,010,610)	(1,985,099)	(1,584,910)	(1,164,315)
Increase (decrease) in net assets
derived from contract transactions	1,271,157	(1,176,918)	(850,523)	(1,080,873)

Net increase (decrease) in net assets	1,227,006	(1,222,589)	674,042	2,267,000

Net Assets
Beginning of year	4,827,550	6,050,139	12,851,356	10,584,356

End of year	$6,054,556	$4,827,550	$13,525,398	$12,851,356

See notes to financial statements.	8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Growth & Income		Discovery
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$52,721	$475,086	$(40,057)	$77,813
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	7,384,965	11,067,902	6,827,276	6,651,933
Net increase in net assets
resulting from operations	7,437,686	11,542,988	6,787,219	6,729,746

From Contract Transactions
Net insurance premiums from
contract owners	960,635	151,470	588,047	79,683
Transfers between sub-accounts	(18,941)	(791,994)	(501,934)	(411,041)
Transfers for contract benefits
and terminations	(5,776,310)	(6,010,181)	(3,418,700)	(2,468,325)

Increase (decrease) in net assets
derived from contract transactions	(4,834,616)	(6,650,705)	(3,332,587)	(2,799,683)

Net increase in net assets	2,603,070	4,892,283	3,454,632	3,930,063

Net Assets
Beginning of year	53,449,542	48,557,259	29,130,826	25,200,763

End of year	$56,052,612	$53,449,542	$32,585,458	$29,130,826

See notes to financial statements.	9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Blue Chip		International
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$232,784	$446,120	$(232,255)	$789,014
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	2,866,909	6,089,932	2,934,325	3,530,044

Net increase in net assets
resulting from operations	3,099,693	6,536,052	2,702,070	4,319,058

From Contract Transactions
Net insurance premiums from
contract owners	286,127	112,651	444,095	91,013
Transfers between sub-accounts	(643,931)	(521,438)	(454,618)	(422,605)
Transfers for contract benefits
and terminations	(4,250,166)	(4,634,154)	(2,849,607)	(2,295,995)

Increase (decrease) in net assets
derived from contract transactions	(4,607,970)	(5,042,941)	(2,860,130)	(2,627,587)

Net increase (decrease) in net assets	(1,508,277)	1,493,111	(158,060)	1,691,471

Net Assets
Beginning of year	38,064,324	36,571,213	23,911,899	22,220,428

End of year	$36,556,047	$38,064,324	$23,753,839	$23,911,899

See notes to financial statements.	10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Selected Growth		Government
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(17,204)	$(18,780)	$346,906	$368,318
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	424,677	181,143	78,527	11,054

Net increase in net assets resulting from operations	407,473	162,363	425,433	379,372

From Contract Transactions
Net insurance premiums from contract owners	212,993	30,703	598,141	30,345
Transfers between sub-accounts	74,540	107,475	1,742,290	946,580
Transfers for contract benefits and terminations	(207,940)	(174,665)	(1,857,848)	(1,462,563)

Increase (decrease) in net assets derived from contract transactions	79,593	(36,487)	482,583	(485,638)

Net increase (decrease) in net assets	487,066	125,876	908,016	(106,266)

Net Assets
Beginning of year	2,022,216	1,896,340	11,460,644	11,566,910

End of year	$2,509,282	$2,022,216	$12,368,660	$11,460,644

See notes to financial statements.	11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Investment Grade		Value
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$604,613	$705,776	$245,007	$454,798
Realized gain distributions	-	-	-	-
Change in unrealized appreciation (depreciation) on investments	602,694	1,726,044	2,424,034	3,205,555

Net increase in net assets resulting from operations	1,207,307	2,431,820	2,669,041	3,660,353

From Contract Transactions
Net insurance premiums from contract owners	574,878	45,305	530,838	72,106
Transfers between sub-accounts	1,619,128	792,875	106,026	(438,028)

Transfers for contract benefits and terminations	(1,646,310)	(1,581,299)	(2,912,877)	(2,648,375)

Increase (decrease) in net assets derived from contract transactions	547,696	(743,119)	(2,276,013)	(3,014,297)

Net increase in net assets	1,755,003	1,688,701	393,028	646,056

Net Assets
Beginning of year	14,767,203	13,078,502	22,123,990	21,477,934

End of year	$16,522,206	$14,767,203	$22,517,018	$22,123,990

See notes to financial statements.	12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31,

	Target Maturity 2010		Target Maturity 2015
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$531,938	$299,502	$198,011	$209,839
Realized gain distributions	97,800	85,200	31,502	10,191
Realized gain on investments	505,304	-	-	-
Change in unrealized appreciation
(depreciation) on investments	(1,189,935)	(468,750)	225,942	(449,576)

resulting from operations	(54,893)	(84,048)	455,455	(229,546)

From Contract Transactions
Net insurance premiums from contract owners	18,177	22,031	154,708	17,092
Transfers between sub-accounts	(4,922,979)	(172,588)	1,307,418	90,982
Transfers for contract benefits and terminations	(902,389)	(785,833)	(692,011)	(718,818)

Increase (decrease) in net assets derived from contract transactions	(5,807,191)	(936,390)	770,115	(610,744)

Net increase (decrease) in net assets	(5,862,084)	(1,020,438)	1,225,570	(840,290)

Net Assets
Beginning of year	5,862,084	6,882,522	6,470,226	7,310,516

End of year	$-	$5,862,084	$7,695,796	$6,470,226

See notes to financial statements.	13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund C (“Separate Account C”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the “Fund”), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, and Target Maturity 2015.  In 2010, Target Maturity 2010 ceased operations and remaining funds were transferred to the Cash Management Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2011, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account C are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

See notes to financial statements.	14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 3 — INVESTMENTS

Investments consist of the following at December 31, 2010:

Shares	Net Asset Value	Market Value	Cost
First Investors Life Series Fund
Cash Management	6,058,838	$1.00	$6,058,838	$6,058,838
High Yield	2,070,874	6.54	13,536,544	22,758,826
Growth & Income	1,977,343	28.37	56,097,906	41,656,695
Discovery	1,038,856	31.39	32,611,902	26,382,058
Blue Chip	1,746,818	20.94	36,585,790	28,925,631
International	1,423,230	16.70	23,773,181	22,773,567
Select Growth	312,079	8.05	2,511,326	3,617,123
Government	1,196,302	10.35	12,378,966	12,141,271
Investment Grade	1,540,168	10.74	16,535,991	16,637,529
Value 1,496,720	15.06	15.06	22,535,224	19,298,995
Target Maturity 2015	480,653	16.02	7,702,177	6,050,683

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
Cash Management	$2,281,767	$1,054,525
High Yield	1,731,124	1,714,407
Growth & Income	1,538,728	6,319,493
Discovery	841,833	4,211,732
Blue Chip	878,732	5,255,958
International	444,095	3,536,991
Select Growth	291,317	228,567
Government	2,806,780	1,976,636
Investment Grade	2,956,235	1,802,462
Value	1,294,662	3,127,466
Target Maturity 2010	697,843	5,880,194
Target Maturity 2015	1,759,593	759,104

See notes to financial statements.	15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

Separate Account C utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account C has the ability to access.

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account C’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account C investments as of December 31, 2010 is as follows:

	Total	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash Management	$6,058,838	$6,058,838	$-	$-
High Yield	13,536,544	13,536,544	-	-
Growth & Income	56,097,906	56,097,906	-	-
Discovery	32,611,902	32,611,902	-	-
Blue Chip	36,585,790	36,585,790	-	-
International	23,773,181	23,773,181	-	-
Select Growth	2,511,326	2,511,326	-	-
Government	12,378,966	12,378,966	-	-
Investment Grade	16,535,991	16,535,991	-	-
Value	22,535,224	22,535,224	-	-
Target Maturity 2015	7,702,177	7,702,177	-	-
	$230,327,845	$230,327,845	$-	$-

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2010.

See notes to financial statements.	16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

2010			2009
Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Cash Management	351,478	(270,717)	80,761	75,131	(148,792)	(73,661)
High Yield	18,033	(42,049)	(24,016)	12,182	(50,540)	(38,358)
Growth & Income	11,717	(119,104)	(107,387)	5,788	(190,956)	(185,168)
Discovery	8,063	(78,276)	(70,213)	6,987	(85,657)	(78,670)
Blue Chip	7,843	(155,655)	(147,812)	4,514	(197,949)	(193,435)
International	8,912	(99,511)	(90,599)	3,355	(108,872)	(105,517)
Select Growth	46,179	(34,905)	11,274	30,850	(37,580)	(6,730)
Government	79,671	(59,593)	20,078	54,837	(75,646)	(20,809)
Investment Grade	70,467	(49,306)	21,161	40,113	(77,239)	(37,126)
Value	32,144	(151,674)	(119,530)	12,683	(206,075)	(193,392)
Target Maturity 2010	853	(271,331)	(270,478)	2,550	(45,791)	(43,241)
Target Maturity 2015	70,293	(35,119)	35,174	7,945	(39,031)	(31,086)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C.   This deduction is assessed through a reduction of unit values.   An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units.   There was no deduction under this provision during 2010.

Effective June 1, 2010 the Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 8% of the value of the Accumulation Units surrendered.

See notes to financial statements.	17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

Net Assets
Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

Cash Management
December 31,
2010	383,776	$15.763	$6,055	0.00%	1.00%	(1.00%)
2009	303,015	$15.921	$4,828	0.19%	1.00%	(0.83%)
2008	376,676	$16.054	$6,050	2.06%	1.00%	1.01%
2007	518,520	$15.893	$8,239	3.92%	1.00%	3.59%
2006	193,491	$15.343	$2,968	4.25%	1.00%	3.32%

High Yield
December 31,
2010	350,639	$38.547	$13,525	7.66%	1.00%	12.58%
2009	374,655	$34.240	$12,851	9.91%	1.00%	33.81%
2008	413,013	$25.589	$10,584	8.89%	1.00%	(26.60%)
2007	482,188	$34.860	$16,823	7.91%	1.00%	0.05%
2006	535,648	$34.842	$18,682	8.60%	1.00%	8.67%

Growth & Income
December 31,
2010	1,108,848	$50.493	$56,053	1.11%	1.00%	15.03%
2009	1,216,235	$43.894	$53,450	2.00%	1.00%	26.77%
2008	1,401,403	$34.625	$48,557	1.53%	1.00%	(35.86%)
2007	1,626,474	$53.986	$87,868	0.52%	1.00%	0.97%
2006	1,821,672	$53.468	$97,495	0.45%	1.00%	13.21%

Discovery
December 31,
2010	583,423	$55.810	$32,585	0.87%	1.00%	25.31%
2009	653,636	$44.537	$29,131	1.30%	1.00%	29.46%
2008	732,306	$34.401	$25,201	0.45%	1.00%	(33.91%)
2007	856,791	$52.055	$44,616	0.18%	1.00%	5.56%
2006	960,282	$49.314	$47,389	0.15%	1.00%	21.29%

Blue Chip
December 31,
2010	1,083,518	$33.680	$36,556	1.67%	1.00%	9.12%
2009	1,231,330	$30.865	$38,064	2.29%	1.00%	20.40%
2008	1,424,765	$25.635	$36,571	1.60%	1.00%	(32.76%)
2007	1,685,065	$38.125	$64,308	1.12%	1.00%	3.17%
2006	1,923,171	$36.953	$71,142	0.96%	1.00%	13.35%

See notes to financial statements.	18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

Net Assets
Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

International
December 31,
2010	692,380	$34.238	$23,754	0.00%	1.00%	12.32%
2009	782,979	$30.482	$23,912	4.69%	1.00%	22.01%
2008	888,496	$24.983	$22,220	0.21%	1.00%	(42.47%)
2007	1,010,953	$43.425	$43,971	3.14%	1.00%	19.79%
2006	1,081,519	$36.252	$39,273	0.71%	1.00%	26.52%

Select Growth
December 31,
2010	331,457	$7.572	$2,509	0.18%	1.00%	19.90%
2009	320,183	$6.315	$2,022	0.00%	1.00%	8.81%
2008	326,913	$5.804	$1,896	0.16%	1.00%	(42.05%)
2007	271,526	$10.016	$2,722	0.75%	1.00%	10.31%
2006	303,144	$9.080	$2,754	0.58%	1.00%	8.38%

Government
December 31,
2010	513,782	$24.075	$12,369	3.89%	1.00%	3.78%
2009	493,704	$23.199	$11,461	4.15%	1.00%	3.24%
2008	514,513	$22.471	$11,567	4.31%	1.00%	5.86%
2007	514,817	$21.226	$10,934	5.12%	1.00%	5.49%
2006	529,973	$20.121	$10,667	5.20%	1.00%	2.77%

Investment Grade
December 31,
2010	639,189	$25.849	$16,522	4.81%	1.00%	8.17%
2009	618,028	$23.896	$14,767	6.12%	1.00%	19.74%
2008	655,154	$19.957	$13,079	5.70%	1.00%	(12.48%)
2007	738,223	$22.803	$16,846	5.47%	1.00%	4.47%
2006	758,876	$21.828	$16,575	5.95%	1.00%	2.96%

Value
December 31,
2010	1,064,610	$21.138	$22,517	2.17%	1.00%	13.19%
2009	1,184,140	$18.675	$22,124	3.26%	1.00%	19.83%
2008	1,377,532	$15.585	$21,478	2.07%	1.00%	(30.11%)
2007	1,577,728	$22.300	$35,205	1.60%	1.00%	(1.65%)
2006	1,710,351	$22.673	$38,803	1.71%	1.00%	20.22%

See notes to financial statements.	19

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

Net Assets
Units	Unit Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

Target Maturity 2010
December 31,
2010	-	$-	$-	6.83%	1.00%	(1.12%)
2009	270,478	$21.590	$5,862	5.82%	1.00%	(1.22%)
2008	313,719	$21.856	$6,883	5.16%	1.00%	6.26%
2007	359,963	$20.568	$7,425	5.50%	1.00%	7.27%
2006	332,291	$19.174	$6,393	5.61%	1.00%	1.00%

Target Maturity 2015
December 31,
2010	365,686	$20.982	$7,696	3.88%	1.00%	7.50%
2009	330,512	$19.518	$6,470	4.09%	1.00%	(3.19%)
2008	361,598	$20.162	$7,311	3.78%	1.00%	13.42%
2007	376,025	$17.776	$6,703	3.87%	1.00%	8.61%
2006	326,720	$16.367	$5,362	3.82%	1.00%	0.84%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated.   These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

4	Target Maturity 2010 ceased operations on December 14, 2010. Total return represents period January 1, 2010 to December 14, 2010.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940) (“Separate Account D”), as of December 31, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2010 and 2009 for each of the individual sub-accounts which comprise Separate Account D.   These financial statements are the responsibility of the Company's management.   Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.   We were not engaged to perform an audit of Separate Account D’s internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Separate Account D’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned at December 31, 2009 by correspondence with Separate Account D’s custodian.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise First Investors Life Variable Annuity Fund D as of December 31, 2010, and the results of their operations for the year then ended for each of the individual sub-accounts and the changes in their net assets for years ended December 31, 2010 and 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2011

 1

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

	Cash Management	High Yield	Growth & Income	Discovery

ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$3,790,714	$11,918,997	$33,294,331	$17,291,443

LIABILITIES
Payable to First Investors Life Insurance Company	3,559	13,814	37,558	19,630

NET ASSETS	$3,787,155	$11,905,183	$33,256,773	$17,271,813

Net assets represented by Contracts in accumulation period	$3,787,155	$11,905,183	$33,256,773	$17,271,813

See notes to financial statements.	2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2010

	Blue Chip	International	Select Growth	Government
ASSETS
Investments at net asset value (Note 3): First Investors Life Series Fund	$16,159,032	$14,173,146	$2,517,017	$9,508,621

LIABILITIES
Payable to First Investors Life Insurance Company	18,282	16,051	2,835	11,110

NET ASSETS	$16,140,750	$14,157,095	$2,514,182	$9,497,511

Net assets represented by Contracts in accumulation period	$16,140,750	$14,157,095	$2,514,182	$9,497,511

See notes to financial statements.	3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF ASSETS AND LIABILITIES
(Continued)

December 31, 2010

	Investment Grade	Value	Target Maturity 2015

ASSETS
Investments at net asset value (Note 3):
First Investors Life Series Fund	$15,463,065	$19,801,998	$19,878,391

LIABILITIES
Payable to First Investors
Life Insurance Company	17,997	22,390	23,532

NET ASSETS	$15,445,068	$19,779,608	$19,854,859

Net assets represented by
Contracts in accumulation period	$15,445,068	$19,779,608	$19,854,859

See notes to financial statements.	4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS

Year ended December 31, 2010

	Cash Management	High Yield	Growth & Income	Discovery
INVESTMENT INCOME
Income:
Dividends	$-	$865,184	$352,598	$133,690

Expenses:
Mortality and expense risks (Note 5)	40,792	160,539	443,494	217,591
Administrative Charges (Note 5)	2,197	6,217	21,681	10,356

Total expenses	42,989	166,756	465,175	227,947

NET INVESTMENT INCOME (LOSS)	(42,989)	698,428	(112,577)	(94,257)

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	-	(4,392,085)	(15,584,644)	(2,720,823)

End of year	-	(3,805,775)	(11,254,546)	853,867

Change in unrealized appreciation
(depreciation) on investments	-	586,310	4,330,098	3,574,690

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(42,989)	$1,284,738	$4,217,521	$3,480,433

See notes to financial statements.	5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2010

	Blue Chip	International	Select Growth	Government

INVESTMENT INCOME
Income:
Dividends	$267,041	$-	$3,797	$385,477

Expenses:
Mortality and expense risks (Note 5)	225,222	192,944	29,812	133,695
Administrative Charges (Note 5)	10,364	9,026	1,532	5,024

Total expenses	235,586	201,970	31,344	138,719

NET INVESTMENT INCOME (LOSS)	31,455	(201,970)	(27,547)	246,758

REALIZED GAIN ON INVESTMENTS
Realized gain distributions	-	-	-	-

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(11,102,320)	(6,939,349)	(845,059)	144,468

End of year	(9,871,217)	(5,212,428)	(424,127)	200,834

Change in unrealized appreciation
(depreciation) on investments	1,231,103	1,726,921	420,932	56,366

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,262,558	$1,524,951	$393,385	$303,124

See notes to financial statements.	6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENT OF OPERATIONS
(Continued)

Year ended December 31, 2010

	Investment Grade	Value	Target Maturity 2010	Target Maturity 2015

INVESTMENT INCOME
Income:
Dividends	$756,570	$401,172	$523,766	$821,128

Expenses:
Mortality and expense risks (Note 5)	214,358	264,222	62,206	284,474
Administrative Charges (Note 5)	8,447	11,597	2,330	10,199

Total expenses	222,805	275,819	64,536	294,673

NET INVESTMENT INCOME	533,765	125,353	459,230	526,455

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions	-	-	93,619	97,257
Realized loss on investments	-	-	(501,010)	-

Realized gains (losses)	-	-	(407,391)	97,257

UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS
Beginning of year	(1,119,142)	(2,853,089)	120,147	2,739,511

End of year	(528,473)	(747,683)	-	3,501,207

Change in unrealized appreciation
(depreciation) on investments	590,669	2,105,406	(120,147)	761,696

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$1,124,434	$2,230,759	$(68,308)	$1,385,408

See notes to financial statements.	7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

Years ended December 31, 2010 and 2009

	Cash Management		High Yield
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(42,989)	$(54,483)	$698,428	$784,782
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	-	-	586,310	1,897,472

Net increase (decrease) in net assets
resulting from operations	(42,989)	(54,483)	1,284,738	2,682,254

From Contract Transactions
Net insurance premiums from
contract owners	70,711	32,893	555,144	703,470
Transfers between sub-accounts	1,243,997	569,903	681,349	31,518
Transfers for contract benefits
and terminations	(1,070,340)	(1,731,200)	(1,347,629)	(1,017,326)
Increase (decrease) in net assets
derived from contract transactions	244,368	(1,128,404)	(111,136)	(282,338)

Net increase (decrease) in net assets	201,379	(1,182,887)	1,173,602	2,399,916

Net Assets
Beginning of year	3,585,776	4,768,663	10,731,581	8,331,665
End of year	$3,787,155	$3,585,776	$11,905,183	$10,731,581

See notes to financial statements.	8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2010 and 2009

	Growth & Income		Discovery
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(112,577)	$141,076	$(94,257)	$(23,688)
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	4,330,098	6,644,420	3,574,690	3,484,626

Net increase in net assets
resulting from operations	4,217,521	6,785,496	3,480,433	3,460,938

From Contract Transactions
Net insurance premiums from
contract owners	929,403	1,240,744	514,244	811,400
Transfers between sub-accounts	58,039	(461,352)	117,532	(304,319)
Transfers for contract benefits
and terminations	(4,272,839)	(3,491,165)	(2,080,320)	(1,555,694)

Increase (decrease) in net assets
derived from contract transactions	(3,285,397)	(2,711,773)	(1,448,544)	(1,048,613)

Net increase in net assets	932,124	4,073,723	2,031,889	2,412,325

Net Assets
Beginning of year	32,324,649	8,250,926	15,239,924	12,827,599
End of year	$33,256,773	$32,324,649	$17,271,813	$15,239,924

See notes to financial statements.	9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2010 and 2009

	Blue Chip		International
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$31,455	$126,138	$(201,970)	$391,057
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	1,231,103	2,690,429	1,726,921	2,053,414

Net increase in net assets
resulting from operations	1,262,558	2,816,567	1,524,951	2,444,471

From Contract Transactions
Net insurance premiums from
contract owners	365,832	515,983	576,678	825,247
Transfers between sub-accounts	(197,919)	(238,977)	16,918	(222,772)
Transfers for contract benefits
and terminations	(2,348,471)	(2,191,870)	(1,867,280)	(1,458,788)
Increase (decrease) in net assets
derived from contract transactions	(2,180,558)	(1,914,864)	(1,273,684)	(856,313)

Net increase (decrease) in net assets	(918,000)	901,703	251,267	1,588,158

Net Assets
Beginning of year	17,058,750	16,157,047	13,905,828	12,317,670
End of year	$16,140,750	$17,058,750	$14,157,095	$13,905,828

See notes to financial statements.	10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2010 and 2009

	Select Growth		Government
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$(27,547)	$(26,454)	$246,758	$223,007
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	420,932	173,019	56,366	4,501

Net increase in net assets
resulting from operations	393,385	146,565	303,124	227,508

From Contract Transactions
Net insurance premiums from
contract owners	275,546	198,199	329,163	1,189,597
Transfers between sub-accounts	104,856	(2,668)	927,832	1,143,125
Transfers for contract benefits
and terminations	(232,814)	(179,192)	(1,488,007)	(1,201,615)

Increase (decrease) in net assets
derived from contract transactions	147,588	16,339	(231,012)	1,131,107

Net increase in net assets	540,973	162,904	72,112	1,358,615

Net Assets
Beginning of year	1,973,209	1,810,305	9,425,399	8,066,784
End of year	$2,514,182	$1,973,209	$9,497,511	$9,425,399

See notes to financial statements.	11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2010 and 2009

	Investment Grade		Value
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)	$533,765	$612,577	$125,353	$290,866
Realized gain distributions	-	-	-	-
Change in unrealized appreciation
(depreciation) on investments	590,669	1,732,539	2,105,406	2,752,288

Net increase in net assets
resulting from operations	1,124,434	2,345,116	2,230,759	3,043,154

From Contract Transactions
Net insurance premiums from
contract owners	509,359	1,106,338	791,448	784,465
Transfers between sub-accounts	1,311,032	656,746	24,097	(401,977)
Transfers for contract benefits
and terminations	(2,362,768)	(1,560,533)	(2,348,318)	(1,790,137)
Increase (decrease) in net assets
derived from contract transactions	(542,377)	202,551	(1,532,773)	(1,407,649)

Net increase in net assets	582,057	2,547,667	697,986	1,635,505

Net Assets
Beginning of year	14,863,011	12,315,344	19,081,622	17,446,117
End of year	$15,445,068	$14,863,011	$19,779,608	$19,081,622

See notes to financial statements.	12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS
(Continued)

Years ended December 31, 2010 and 2009

	Target Maturity 2010		Target Maturity 2015
	2010	2009	2010	2009
Increase (Decrease) in Net Assets
From Operations
Net investment income	$459,230	$273,900	$526,455	$529,779
Realized gain distributions	93,619	85,032	97,257	30,579
Realized loss on investments	(501,010)	-	-	-
Change in unrealized appreciation
(depreciation) on investments	(120,147)	(470,885)	761,696	(1,344,195)
Net increase (decrease) in net assets
resulting from operations	(68,308)	(111,953)	1,385,408	(783,837)

From Contract Transactions
Net insurance premiums from
contract owners	8,275	99,296	399,258	1,762,990
Transfers between sub-accounts	(4,275,541)	(287,862)	(12,192)	(481,365)
Transfers for contract benefits
and terminations	(1,101,058)	(1,153,199)	(2,540,731)	(1,675,756)
Decrease in net assets derived from
contract transactions	(5,368,324)	(1,341,765)	(2,153,665)	(394,131)

Net decrease in net assets	(5,436,632)	(1,453,718)	(768,257)	(1,177,968)

Net Assets
Beginning of year	5,436,632	6,890,350	20,623,116	21,801,084
End of year	$-	$5,436,632	$19,854,859	$20,623,116

See notes to financial statements.	13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

NOTE 1 — ORGANIZATION

First Investors Life Variable Annuity Fund D (“Separate Account D”), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by First Investors Life Insurance Company (“FIL”) and exists in accordance with the regulations of the New York State Insurance Department.   Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.   The contract holder directs the deposits into the sub-accounts that comprise Separate Account D and bear the investment risk that the sub-accounts may not meet their stated investment objectives.   The sub-accounts invest in the following underlying mutual fund portfolios:  Cash Management, High Yield, Growth & Income, Discovery, Blue Chip, International, Select Growth, Government, Investment Grade, Value, and Target Maturity 2015.  In 2010, Target Maturity 2010 ceased operations and remaining funds were transferred to the Cash Management Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING PRACTICES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates.

SUBSEQUENT EVENTS
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, March 9, 2011, have been evaluated in the preparation of the financial statements.

INVESTMENTS
Shares of the Funds held by Separate Account D are valued at net asset value per share of such Funds, which value its investment securities at fair value.   All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value.

INVESTMENT INCOME
Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

FEDERAL INCOME TAXES
Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code.   Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code.   Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

  14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 3 — INVESTMENTS

Investments consist of the following:
	Net Asset	Market
Shares	Value	Value	Cost
First Investors Life Series Fund
Cash Management	3,790,714	$1.00	$3,790,714	$3,790,714
High Yield	1,823,413	6.54	11,918,997	15,724,772
Growth & Income	1,173,561	28.37	33,294,331	44,548,877
Discovery	550,821	31.39	17,291,443	16,437,576
Blue Chip	771,526	20.94	16,159,032	26,030,249
International	848,505	16.70	14,173,146	19,385,574
Select Growth	312,786	8.05	2,517,017	2,941,144
Government	918,913	10.35	9,508,621	9,307,787
Investment Grade	1,440,235	10.74	15,463,065	15,991,538
Value	1,315,187	15.06	19,801,998	20,549,681
Target Maturity 2015	1,240,515	16.02	19,878,391	16,377,184

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2010 were as follows:

	Purchases	Sales
Cash Management	$1,314,708	$1,774,823
High Yield	2,101,677	1,182,726
Growth & Income	1,340,040	3,956,092
Discovery	765,466	1,781,354
Blue Chip	632,873	2,627,002
International	593,596	1,660,849
Select Growth	384,199	209,969
Government	1,642,472	1,340,260
Investment Grade	2,576,961	1,782,799
Value	1,216,717	2,065,724
Target Maturity 2010	625,660	5,499,658
Target Maturity 2015	1,317,643	1,983,668

  15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

Separate Account D utilizes various methods to measure the fair value of its financial instruments on a recurring basis.   Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods.   The three levels of inputs are described below:

Level 1 –  unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account D has the ability to access.

Level 2 –  observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account D’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.   For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The summary of inputs used to value Separate Account D’s investments as of December 31, 2010 is as follows:

			Level 2
			Other	Level 3
			Significant	Significant
		Level 1	Observable	Unobservable
	Total	Quoted Prices	Inputs	Inputs

Cash Management	$3,790,714	$3,790,714	$-	$-
High Yield	11,918,997	11,918,997	-	-
Growth & Income	33,294,331	33,294,331	-	-
Discovery	17,291,443	17,291,443	-	-
Blue Chip	16,159,032	16,159,032	-	-
International	14,173,146	14,173,146	-	-
Select Growth	2,517,017	2,517,017	-	-
Government	9,508,621	9,508,621	-	-
Investment Grade	15,463,065	15,463,065	-	-
Value	19,801,998	19,801,998	-	-
Target maturity 2015	19,878,391	19,878,391	-	-
	163,796,755	$163,796,755	$	$

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2010.

16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 4 — CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

2010			2009
Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	180,733	(159,783)	20,950	71,190	(163,696)	(92,506)
High Yield	86,112	(93,563)	(7,451)	58,349	(85,816)	(27,467)
Growth & Income	64,851	(298,923)	(234,072)	56,833	(295,461)	(238,628)
Discovery	58,438	(172,260)	(113,822)	61,269	(167,189)	(105,920)
Blue Chip	49,709	(268,954)	(219,245)	54,414	(284,485)	(230,071)
International	49,470	(140,195)	(90,725)	54,418	(132,299)	(77,881)
Select Growth	62,355	(40,494)	21,861	44,509	(42,855)	1,654
Government	80,597	(94,502)	(13,905)	158,616	(90,598)	68,018
Investment Grade	90,577	(123,852)	(33,275)	98,303	(87,071)	11,232
Value	75,464	(192,432)	(116,968)	50,871	(183,096)	(132,225)
Target Maturity 2010	6,589	(310,301)	(303,712)	5,456	(80,269)	(74,813)
Target Maturity 2015	56,946	(162,801)	(105,855)	82,512	(102,683)	(20,171)

NOTE 5 – MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D.   An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted.   These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% of the value of the Accumulation Units surrendered.

17

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

NOTE 6 — FINANCIAL HIGHLIGHTS TABLE

Net Assets
Units	Unit Fair Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

Cash Management
December 31,
2010	315,969	$11.986	$ 3,787	0.00%	1.40%	(1.39%) )
2009	295,019	$12.155	$ 3,586	0.19%	1.40%	(1.22%) )
2008	387,525	$12.305	$ 4,769	2.02%	1.40%	0.61%
2007	419,697	$12.231	$ 5,127	4.22%	1.40%	3.17%
2006	179,953	$11.855	$ 2,129	4.29%	1.40%	2.91%

High Yield
December 31,
2010	778,182	$15.300	$11,905	7.53%	1.40%	12.13%
2009	785,633	$13.645	$10,732	9.65%	1.40%	33.27%
2008	813,100	$10.238	$ 8,332	8.91%	1.40%	(26.89%) )
2007	923,745	$14.004	$12,950	7.55%	1.40%	(0.35%) )
2006	934,665	$14.053	$13,138	8.43%	1.40%	8.24%

Growth & Income
December 31,
2010	2,062,298	$16.121	$33,257	1.13%	1.40%	14.57%
2009	2,296,370	$14.071	$32,325	1.97%	1.40%	26.27%
2008	2,534,998	$11.144	$28,251	1.52%	1.40%	(36.12%) )
2007	2,877,684	$17.445	$50,198	0.51%	1.40%	0.57%
2006	3,072,317	$17.347	$53,301	0.44%	1.40%	12.76%

Discovery
December 31,
2010	1,123,118	$15.372	$17,272	0.87%	1.40%	24.81%
2009	1,236,940	$12.316	$15,240	1.30%	1.40%	28.95%
2008	1,342,860	$ 9.551	$12,828	0.44%	1.40%	(34.18%) )
2007	1,470,235	$14.511	$21,333	0.17%	1.40%	5.14%
2006	1,539,299	$13.802	$21,246	0.14%	1.40%	20.81%

Blue Chip
December 31,
2010	1,474,217	$10.942	$16,141	1.68%	1.40%	8.68%
2009	1,693,462	$10.068	$17,059	2.29%	1.40%	19.92%
2008	1,923,533	$ 8.396	$16,157	1.59%	1.40%	(33.03%) )
2007	2,185,320	$12.536	$27,405	1.12%	1.40%	2.76%
2006	2,509,088	$12.199	$30,608	0.96%	1.40%	12.90%

18

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

	Net Assets
	Units	Unit Fair Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

International
December 31,
2010	917,967	$15.415	$14,157	0.00%	1.40%	11.87%
2009	1,008,692	$13.779	$13,906	4.66%	1.40%	21.53%
2008	1,086,573	$11.338	$12,318	0.20%	1.40%	(42.70%)
2007	1,123,247	$19.787	$22,232	2.97%	1.40%	19.31%
2006	1,036,657	$16.585	$17,194	0.68%	1.40%	26.01%

Select Growth
December 31,
2010	346,985	$ 7.249	$ 2,514	0.18%	1.40%	19.42%
2009	325,124	$ 6.070	$ 1,973	0.00%	1.40%	8.37%
2008	323,470	$ 5.601	$ 1,810	0.16%	1.40%	(42.29%)
2007	294,571	$ 9.705	$ 2,860	0.74%	1.40%	9.87%
2006	308,149	$ 8.834	$ 2,723	0.58%	1.40%	7.95%

Government
December 31,
2010	553,779	$17.152	$ 9,498	4.04%	1.40%	3.36%
2009	567,684	$16.594	$ 9,425	4.02%	1.40%	2.83%
2008	499,666	$16.138	$ 8,067	4.08%	1.40%	5.44%
2007	423,999	$15.305	$ 6,506	5.04%	1.40%	5.07%
2006	412,318	$14.566	$ 6,007	5.20%	1.40%	2.36%

Investment Grade
December 31,
2010	901,370	$17.138	$15,445	4.93%	1.40%	7.74%
2009	934,645	$15.906	$14,863	5.94%	1.40%	19.26%
2008	923,413	$13.338	$12,315	5.56%	1.40%	(12.83%)
2007	971,615	$15.301	$14,874	5.33%	1.40%	4.05%
2006	932,499	$14.705	$13,718	5.58%	1.40%	2.55%

Value
December 31,
2010	1,333,605	$14.831	$19,780	2.15%	1.40%	12.74%
2009	1,450,573	$13.156	$19,082	3.19%	1.40%	19.35%
2008	1,582,798	$11.023	$17,446	2.06%	1.40%	(30.39%)
2007	1,837,259	$15.836	$29,105	1.55%	1.40%	(2.04%)
2006	1,857,833	$16.165	$30,034	1.62%	1.40%	19.74%

19

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS
(Continued)

December 31, 2010

	Net Assets
	Units	Unit Fair Value	(000s)	Investment Income Ratio1	Expense Ratio2	Total Return3, 4

Target Maturity 2010
December 31,
2010	- -	$ -	$ -	7.39%	1.40%	(1.49%)
2009	303,712	$17.906	$ 5,437	6.04%	1.40%	(1.61%)
2008	378,525	$18.199	$ 6,890	4.96%	1.40%	5.84%
2007	427,675	$17.195	$ 7,352	5.63%	1.40%	6.84%
2006	478,254	$16.094	$ 7,697	5.21%	1.40%	0.60%

Target Maturity 2015
December 31,
2010	941,107	$21.090	$19,855	4.04%	1.40%	7.07%
2009	1,046,962	$19.697	$20,623	3.98%	1.40%	(3.58%)
2008	1,067,133	$20.429	$21,801	3.80%	1.40%	12.97%
2007	1,114,713	$18.084	$20,159	3.99%	1.40%	8.17%
2006	1,094,052	$16.718	$18,281	3.53%	1.40%	0.43%

1
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.   These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units.   The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated.    These ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values.   These ratios do not include any expenses assessed through the redemption of units.

4	Target Maturity 2010 ceased operations on December 14, 2010. Total return represents period January 1, 2010 to December 14, 2010.

20

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2010 and 2009, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 9, 2011

FIRST INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET

ASSETS
	December 31, 2010	December 31, 2009
Investments (note 2):
Available-for-sale securities	$211,576,283	$262,634,603
Held-to-maturity securities	2,540,833	2,399,978
Short term investments	4,790,869	5,903,648
Policy loans	68,640,117	64,114,432

Total investments	287,548,102	335,052,661

Cash	3,043,570	2,035,564
Premiums and other receivables	6,923,467	6,277,624
Accrued investment income	4,862,630	5,096,411
Deferred policy acquisition costs (note 6)	41,436,300	37,820,576
Furniture, fixtures and equipment, at cost, less accumulated
depreciation of $1,128,586 in 2010 and $1,076,858 in 2009	48,327	93,021
Other assets	377,870	409,788
Separate account assets	858,059,574	792,736,645

Total assets	$1,202,299,840	$1,179,522,290

LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6)	$255,599,846	$214,806,300
Claims and other contract liabilities	10,910,198	11,845,842
Accounts payable and accrued liabilities	4,043,742	4,231,529
Payable for securities purchased	151,209	--
Deferred Federal income taxes (note 7)	7,851,000	5,914,000
Separate account liabilities	858,059,574	792,736,645

Total liabilities	1,136,615,569	1,029,534,316

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
issued and outstanding 534,350 shares	2,538,163	2,538,163
Additional paid in capital	6,496,180	6,496,180
Accumulated other comprehensive income (note 2)	4,166,000	2,702,000
Retained earnings	52,483,928	138,251,631

Total stockholder's equity	65,684,271	149,987,974

Total liabilities and stockholder's equity	$1,202,299,840	$1,179,522,290

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF INCOME

	Year Ended December 31, 2010	Year Ended December 31,2009	Year Ended December 31,2008

REVENUES
Policyholder fees	$19,920,593	$18,539,073	$20,669,633
Premiums	15,953,070	12,440,260	11,563,053
Investment income (note 2)	16,207,172	16,735,874	17,268,657
Realized gain (loss) on investments	7,289,334	(2,124,934)	(6,064,091)
Other income	464,386	746,676	891,248

Total income	59,834,555	46,336,949	44,328,500

BENEFITS AND EXPENSES
Benefits and increases in contract liabilities	17,052,796	10,887,459	9,680,933
Dividends to policyholders	762,433	736,104	991,297
Amortization of deferred acquisition costs (note 6)	4,535,005	1,218,916	8,914,048
Commissions and general expenses	14,065,024	14,259,565	16,728,051
Total benefits and expenses	36,415,258	27,102,044	36,314,329

Income before Federal income tax	23,419,297	19,234,905	8,014,171

Federal income tax (note 7):
Current	5,003,000	4,486,000	4,311,000
Deferred	1,184,000	2,280,000	(1,523,000)

	6,187,000	6,766,000	2,788,000

Net Income	$17,232,297	$12,468,905	$5,226,171

Income per share, based on 534,350 shares outstanding	$32.25	$23.33	$9.78

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF STOCKHOLDER'S EQUITY

	Year Ended December 31,2009	Year Ended December 31, 2008	Year Ended December 31,2010

Balance at beginning of year	$149,987,974	$136,076,069	$140,387,898
Net income	17,232,297	12,468,905	5,226,171
Other comprehensive income
Increase (decrease) in unrealized holding gains on available-for-sale securities	1,464,000	10,143,000	(7,538,000)
Comprehensive income (loss)	18,696,297	22,611,905	(2,311,829)
Dividends Paid	(103,000,000)	(8,700.000)	(2,000,000)

Balance at end of year	$65,684,271	$149,987,974	$136,076,069

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31,2008
Increase (decrease) in cash:
Cash flows from operating activities:
Policyholder fees received	$19,501,574	$19,083,483	$21,046,129
Premiums received	16,131,337	11,985,168	10,440,845
Amounts received on policyholder accounts	66,256,908	50,925,944	47,916,700
Investment income received	17,695,158	17,268,897	17,689,962
Other receipts	230,496	336,475	411,947
Benefits and contract liabilities paid	(43,932,436)	(48,277,349)	(50,117,234)
Commissions and general expenses paid	(28,218,729)	(23,472,740)	(27,108,378)

Net cash provided by operating activities	47,664,308	27,849,878	20,279,971

Cash flows from investing activities:
Proceeds from sale of investment securities	187,138,555	175,170,176	173,975,184
Purchase of investment securities	(126,679,862)	(194,377,573)	(190,723,419)
Purchase of furniture, equipment and other assets	(7,034)	(3,790)	(100,506)
Net increase in policy loans	(4,525,685)	(2,004,988)	(1,687,689)

Net cash provided by (used for) investing activities	55,925,974	(21,216,175)	(18,536,430)

Cash flows from financing activities:
Dividends paid	(102,582,276)	(8,700,000)	(2,000,000)

Net cash used for financing activities	102,582,276)	(8,700,000)	(2,000,000)

Net increase (decrease) in cash	1,008,006	(2,066,297)	(256,459)

Cash
Beginning of year	2,035,564	4,101,861	4,358,320
End of year	$3,043,570	$2,035,564	$4,101,861

The Company paid Federal income taxes of $6,046,000 in 2010, $2,733,000 in 2009 and $5,526,000 in 2008.

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008

Reconciliation of net income to net cash provided by operating activities:

Net income	$17,232,297	$12,468,905	$5,226,171

Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	83,646	114,948	113,636
Amortization of deferred policy acquisition costs	4,535,005	1,218,916	8,914,048
Realized investment (gains) losses	(7,289,334)	2,124,934	6,064,091
Amortization of premiums and discounts on investments	1,254,205	813,155	662,657
Deferred Federal income taxes	1,184,000	2,280,000	(1,523,000)
Other items not requiring cash - net	129,199	36,403	24,411

(Increase) decrease in:
Premiums and other receivables, net	(663,877)	1,520,361	(1,651,072)
Accrued investment income	233,781	(280,132)	(241,352)
Deferred policy acquisition costs, exclusive of amortization	(8,704,729)	(7,056,871)	(3,888,541)
Other assets	--	(1,951)	(130,218)

Increase (decrease) in:
Policyholder account balances	40,793,546	14,713,409	7,763,293
Claims and other contract liabilities	(935,644)	(960,663)	(568,898)
Accounts payable and accrued liabilities	(187,787)	858,464	(485,255)

	$47,664,308	$27,849,878	$20,279,971

See accompanying notes to financial statements.

FIRST INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

Note 1 — Basis of Financial Statements

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

        (a) policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;
        (b) certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;
        (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;
        (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;
        (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

Note 2 — Other Significant Accounting Practices

(a) Accounting Estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period.Actual results could differ from those estimates.

(b) Depreciation.  Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

(c) Investments.  Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

Held-to-Maturity Securities
Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

Available-For-Sale Securities
Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

Short term investments are reported at market value which approximates cost.

Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

	Year Ended December 31,2010	Year Ended December 31, 2009	Year Ended December 31,2008

Interest on fixed maturities	$12,679,583	$13,451,617	$13,221,034
Interest on short term investments	19,106	38,539	393,143
Dividends on preferred stock	--	--	498,260
Interest on policy loans	4,049,495	3,780,707	3,761,330

Total investment income	16,748,184	17,270,863	17,873,767
Investment expense	541,012	534,989	605,110

Net investment income	$16,207,172	$16,735,874	$17,268,657

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

    The amortized cost and estimated market values of investments at December 31, 2010 and 2009 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Available-For-Sale Securities
December 31, 2010
U.S. Treasury Securities and obligations
of U.S. Government Corporations and Agencies	$28,360,345	$1,055,874	$34,579	$29,381,640
Debt Securities issued by States of the U.S.	21,919,439	100,227	889,947	21,129,719
Corporate Debt Securities	153,679,499	8,467,035	1,081,610	161,064,924
	$203,959,283	$9,623,136	$2,006,136	$211,576,283

December 31, 2009
U.S. Treasury Securities and obligations
of U.S. Government Corporations and Agencies	$78,191,518	$935,758	$186,536	$78,940,740
Debt Securities issued by States of the U.S.	6,593,845	132,695	--	6,726,540
Corporate Debt Securities	173,003,220	6,395,610	2,431,507	176,967,323
	$257,788,583	$7,464,063	$2,618,043	$262,634,603

    At December 31, 2010 and 2009, Unrealized Gains (Losses) on Available-For-Sale Securities of $4,166,000 and $2,702,000, net of applicable deferred income taxes and amortization of deferred acquisition cost is included as accumulated other comprehensive income in Stockholder’s Equity.  The change in the Unrealized Gains (Losses) of $1,464,000, $10,143,000 and ($7,538,000) net of deferred income taxes (benefit) and amortization of deferred acquisition costs of $1,307,000, $8,285,000 and ($6,078,000) for 2010, 2009 and 2008, respectively is reported as other comprehensive income in the Statement of Stockholder’s Equity.

Held-To-Maturity Securities
December 31, 2010
U.S. Treasury Securities and obligations
of U.S. Government Corporations and Agencies*	$2,540,833	$--	$40,837	$2,499,996
	$2,540,833	$--	$40,837	$2,499,996
December 31,2009
U.S. Treasury Securities and obligations
of U.S. Government Corporations and Agencies*	$2,399,978	$--	$199,461	$2,200,517
	$2,399,978	$--	$199,461	$2,200,517

* These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

The amortized cost and estimated market value of debt securities at December 31, 2010, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available For Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Due in one year or less	$—	$—	$8,390,030	$8,595,950
Due after one year through five years	—	—	34,823,647	36,854,527
Due after five years through ten years	2,540,833	2,499,996	119,097,983	125,169,193
Due after ten years	—	—	41,647,623	40,956,613
	$2,540,833	$2,499,996	$203,959,283	$211,576,283

    Proceeds from sales of investments in fixed maturities were $186,553,704, $168,297,467 and $167,085,232 in 2010, 2009 and 2008, respectively.  Gross gains of $7,532,336 and gross losses of $243,963 were realized on those sales in 2010.  Gross gains of $3,884,570 and gross losses of $6,009,504 were realized on those sales in 2009.  Gross gains of $815,814 and gross losses of $6,891,791 were realized on those sales in 2008.  During 2008, the Company determined that $2,495,767 of unrealized losses were other than temporarily impaired on available-for-sale securities.

    (d) Recognition of Revenue, Policyholder Account Balances and Policy Benefits

Traditional Ordinary Life and Health

    Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.  Contract benefit claims are charged to expense in the period that the claims are incurred.

Universal Life and Variable Life

Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

    Policyholder account balances on universal life consist of the premiums received plus credited interest ranging from 4 ½ percent to 5 percent, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances.  The value of policyholder accounts on variable life is included in separate account liabilities as discussed below.

Annuities

    Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

    (e) Separate Accounts.  Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.  The assets supporting the variable portion of the variable annuity and variable life contracts are carried at fair value and are reported as summary total separate assets with an equivalent summary total reported for liabilities.  Amounts assessed against the contractholders for mortality, administrative and other services are included in policyholder benefits in the Statement of Income.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

    (f) Minimum Guarantees. The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder (1) total deposits made to the contract less any partial withdrawals and (2) the account balance on a specified anniversary date adjusted for deposits less partial withdrawals since the specified anniversary date. This guarantee includes benefits that are payable in the event of death.

    (g) Business Risks and Uncertainties. The development of liabilities for future policy benefits for the Company’s products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense, persistency and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, lapse, expense, persistency and investment assumptions. Actual results could differ materially from these estimates. Management monitors actual experience and, if circumstances warrant, revises its assumptions and related future policy benefit estimates. The Company’s investments are primarily comprised of both short term and long term fixed maturity securities. Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values. A significant decline in the fair values of these investments could have an adverse effect on the Company’s balance sheet.

    (h) Comprehensive Income. Comprehensive income includes net income and unrealized gains and losses on available-for-sale securities and is presented in the Statement of Stockholder’s Equity. Accumulated other comprehensive income is a component of stockholder’s equity and consists of unrealized gains and losses on available-for-sale securities.

    (i) Subsequent Events. In September 2010, First Investors Consolidated Corporation (“FICC”), the parent of the Company, entered into an agreement with The Independent Order of Foresters (“Foresters”), a Fraternal Benefit Society in Canada under which Foresters will acquire 100% of the outstanding stock of FICC after the spin-off of certain subsidiaries which are primarily engaged in banking and real estate. The transaction closed on January 19, 2011. On January 18, 2011, FICC spun-off the banking and real estate subsidiaries, which were not part of the sales, in a taxable exchange.

Note 3 — Fair Value of Financial Instruments

    The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. Short-term investments are carried primarily at amortized cost. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

    The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values ofliabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

    The Company utilizes various methods to measure the fair value of its financial instruments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are described below.

    Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

    Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

    Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

    The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
    The summary of inputs used to value the Company’s assets that are carried at fair value as of December 31, 2010 and 2009 is as follows:
	2010
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$211,576,283	$--	$211,576,283	$--
Held-to-maturity securities	2,540,833	--	2,540,833	--
Short-term investments	4,790,869	--	4,790,869	--
Separate account assets (2)	858,059,574	858,059,574	--	--
Total assets accounted for at fair value	$1,076,967,559	$858,059,574	$218,907,985	$--

	2009
	Total	Level 1	Level 2	Level 3
Available-for-sale securities	$262,634,603	$--	$262,634,603	$--
Held-to-maturity securities	2,399,978	--	2,399,978	--
Short-term investments (1)	5,356,725	--	5,356,725	--
Separate account assets (2)	792,736,645	792,736,645	--	--
Total assets accounted for at fair value	$1,063,127,951	$792,736,645	$270,391,306	$--

(1)– Excludes an investment in an affiliate, which is carried at equity.
(2)– The total value of separate account liabilities is set to equal the fair value of the separate account assets.
There were no transfers between Level 1 and Level 2 during the years ended December 31, 2010 and 2009.

Note 4 — Retirement Plans

    The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The profit sharing plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service.  For the years ended December 31, 2010, 2009 and 2008, the Company charged operations approximately $103,000, $13,000 and $200,000 respectively for its portion of the contribution.

    In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees.  Contributions to this plan were not material.

Note 5 — Commitments and Contingent Liabilities

    The Company has agreements with affiliates and non-affiliates as follows:

    (a) The Company's maximum retention on any one life is $250,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 53%, 42% and 41% of its net life insurance in force at December 31, 2010, 2009 and 2008. The Company also had assumed reinsurance amounting to approximately 0%, 19% and 18% of its net life insurance in force at the respective year-ends. None of these transactions had any material effect on the Company's operating results.
    (b) The Company and certain affiliates share office space, data processing facilities and management personnel.  Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing facilities and time allocated to management.  During the years ended December 31, 2010, 2009 and 2008, the Company paid approximately $2,748,000, $2,763,000 and $2,965,000, respectively, for these services.  In addition, the Company reimbursed an affiliate approximately $6,681,000 in 2010, $5,262,000 in 2009,and $4,173,000 in 2008 for commissions relating to the sale of its products.
    The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent.  The balance in this account was approximately $348,000 at December 31, 2010 and $611,000 at December 31, 2009.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

    (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

Note 6 — Adjustments Made to Statutory Accounting Practices

    Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 2010, 2009 and 2008 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

	Net Income Year Ended December 31			Capital Shares and Surplus at December 31
	2010	2009	2008	2010	2009	2008

Reported on a statutory basis	$10,064,626	$9,737,351	$8,756,781	$28,474,789	$120,027,241	$119,664,009

Adjustments:
Deferred policy acquisition costs (b)	4,169,724	5,837,955	(5,025,507)	41,436,300	37,820,576	35,041,621
Future policy benefits (a)	(2,300,058)	20,842	2,515,737	(4,135,245)	(1,835,187)	(1,856,029)
Deferred income taxes	(1,184,000)	(2,280,000)	1,523,000	(9,879,000)	(8,778,000)	(1,388,000)
Premiums due and deferred (e)	1,444,020	(424,701)	(341,440)	(2,318,864)	(3,762,884)	(3,338,183)
Non-admitted assets	—	—	—	531,346	611,329	710,249
Asset valuation reserve	—	—	—	1,146,121	1,058,899	609,872
Interest maintenance reserve	12,811	383,372	177,105	2,811,824	—	—
Gross unrealized holding gains (losses) on available-for-sale securities	—	—	—	7,617,000	4,846,000	(13,367,470)
Net realized capital gains (losses)	7,369,149	(1,165,926)	(3,568,324)	—	—	—
Other	(2,343,975)	360,012	1,188,819	—	—	—
	7,167,671	2,731,554	(3,530,610)	37,209,482	29,960,733	16,412,060

In accordance with generally accepted
accounting principles	$17,232,297	$12,468,905	$12,910,322	$65,684,271	$149,987,974	$136,076,069

Per share, based on 534,350 shares
outstanding	$32.25	$23.33	$24.16	$122.92	$280.69	$254.66

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

    The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

    (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

Distribution of Liabilities* Basis of Assumptions
2010	2009	Years of Issue	Interest	Mortality Table	Withdrawal
Non-par:
$691,384	$727,512	1962-1967	4½%	1955-60 Basic Select plus Ultimate	Linton B
2,830,733	3,010,708	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton B
294,671	447,722	1984-1988	7½%	85% of 1965-70 Basic Select	Modified
				plus Ultimate	Linton B
265,680	252,982	1989-2008	7½%	1975-80 Basic Select plus Ultimate	Linton B
2,348	2,114	1989-2008	7½%	1975-80 Basic Select plus Ultimate	Actual
9,468	10,342	1989-2008	8%	1975-80 Basic Select plus Ultimate	Actual
71,958,984	66,642,190	1985-Present	4-4½%	Accumulation of Funds	—
2,126,971	-	2009-2010	4½%	Percentage of 2001 Valuation Basic
				Table Select plus Ultimate	Actual
Par:
134,698	131,790	1966-1967	4½%	1955-60 Basic Select plus Ultimate	Linton A
11,106,610	11,368,630	1968-1988	5½%	1955-60 Basic Select plus Ultimate	Linton A
1,048,260	1,030,598	1981-1984	7¼%	90% of 1965-70 Basic Select
				plus Ultimate	Linton B
4,821,818	5,037,591	1983-1988	9½%	80% of 1965-70 Basic Select
				plus Ultimate	Linton B
30,489,037	30,113,927	1990-2008	8%	66% of 1975-80 Basic Select
				plus Ultimate	Linton B
Annuities:
44,691,178	20,551,136	1976-Present	4-4¼%	Accumulation of Funds	—
5,855,510	1,578,892	2009-Present	4-4½%	95% A2000 Basic Table with Projection
				Scale G	—
Miscellaneous:
80,747,677	74,123,093	1962-Present	2½%-5¼%	1958-CSO/1980-CSO/2001-CSO	None

*  The above amounts are before deduction of deferred premiums of $1,475,181 in 2010 and $1,801,819 in 2009.

    (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. The assumptions used in the estimation of future gross profits are based on the Company’s current best estimate of future events and are reviewed annually by the Company. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $4,535,005 in 2010, $1,218,916 in 2009 and $8,914,048 in 2008 was charged to operations.

    (c) Participating business represented 2.0% and 1.8% of individual life insurance in force at December 31, 2010 and 2009, respectively.

    The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

    The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

    (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $19,440,447, $110,992,899 and $110,629,667 at December 31, 2010, 2009 and 2008, respectively.

    (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

FIRST INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 — Federal Income Taxes

    The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.  Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state and local income tax returns for all open tax years (2007 – 2009) or expected to be taken on the Company’s 2010 tax return.

    Retained earnings at December 31, 2010 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

    Deferred tax liabilities (assets) are comprised of the following:

	2010	2009
Deferred Tax Assets:
Policyholder dividend provision	$(242,740)	$(247,182)
Non-qualified agents' pension plan reserve	(153,598)	(24,913)
Future policy benefits	(3,574,691)	(2,615,829)
Write down of securities	--	(873,518)
Other	(508,918)	(453,226)
Total Deferred Tax Assets	(4,479,947)	(4,214,668)

Deferred Tax Liabilities:
Deferred policy acquisition costs	10,111,374	8,651,834
Bond discount	73,573	83,834
Unrealized holding gains on Available-For-Sale Securities	2,146,000	1,393,000
Total Deferred Tax Liabilities	12,330,947	10,128,668

Net Deferred Tax (Assets) Liabilities	$7,851,000	$5,914,000

Note 8 — Variable Annuity Contracts

    The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income (gains and losses of these accounts) accrues directly to, and investment risk is borne by, the contractholder. The Company provides a guarantee to benefit the related contractholder or GMDB. The GMDB provides a specified minimum return upon death. The Company offers two primary GMDB types:

-	Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals.
-	Reset – provides the greater of a return of premium death benefit or the anniversary (the seventh year) account value adjusted for withdrawals.

    As of December 31, 2010 and 2009 the net amount of risk on the above GMDB was approximately $4.5 million and $13.0 million; respectively. The net amount at risk is calculated on a seriatim basis and represents the greater of the respective guaranteed benefit less the account value. The account balance of contracts with guarantees were invested in fixed income ($116 million in 2010; $122 million in 2009), equity ($277 million in 2010; $269 million in 2009) and money market($10 million in 2010; $8 million in 2009) mutual funds.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

PART C:  OTHER INFORMATION

Item 24.	Financial Statement and Exhibits

(a)	Financial Statements:

The financial statements for the period ended December 31, 2010 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.

(b)	Exhibits:
	1.	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account C. /1/
	2.	Not applicable.
	3.	Distribution Contracts:
(a) Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Variable Annuity Fund C and First Investors Corporation. /3/
(b) Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/
	4.	Specimen Individual Flexible Premium Deferred Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account C. /2/
	5.	Form of application used with the Individual Flexible Premium Deferred Variable Annuity Contracts provided in response to (4) above. /2/
	6.	(a) (1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(2) Certificate of Amendment. /1/
(3) Certificate of Amendment. /1/
(4) Certificate of Amendment. /1/
(5) Certificate of Amendment. /1/
(b) By-laws of First Investors Life Insurance Company. /1/
	7.	Not applicable.
	8.	Not applicable.
	9.	Opinion and consent of counsel. /5/
	10.	(a) Consent of Independent Public Accountants. /3/
(b) Exemptive Order. /1/
	11.	Not applicable.
	12.	Not applicable.
	13.	Powers of Attorney for Signatories. /3//4/
________________________
/1/	Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on May 19, 1997.
/2/	Incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on March 15, 2010.
/3/	Filed herewith.
/4/
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-149362) filed on June 10, 2008 by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B).

/5/
Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 033-33419) filed on May 14, 2010 by First Investors Life Insurance Company on behalf of First Investors Life Variable Annuity Fund C (Separate Account C).

Item 25.	Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 110 Wall Street, New York, New York 10005):

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Bernard E. Bloom	Director

Carol Lerner Brown	Secretary

William H. Drinkwater	Senior Vice President and Chief Actuary

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Richard M. Freeborough	Director

Richard H. Gaebler	Director

Sharon T. Giffen	Director

Jason Helbraun	Assistant Vice President

William M. Lipkus Raritan Plaza 1 Edison, NJ 08837	Vice President, Chief Financial Officer and Treasurer

Louise H. L. McCormick	Director

George S. Mohacsi	Director

Glen Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

Christopher H. Pinkerton	Chairman and Director

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Assistant Vice President

John B. Scott	Director

John Shey	Assistant Vice President

Carol E. Springsteen	President and Director

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor, and, as such, might be deemed to be controlled by First Investors Life Insurance Company.  First Investors Life Insurance Company’s parent company is First Investors Consolidated Corporation (FICC) (Delaware), a holding company.  Set forth below are all persons controlled by FICC:

Administrative Data Management Corp. (New York).  Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FICC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons other than FICC and persons controlled by FICC that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements being filed are those of the Registrant and First Investors Life Insurance Company.

Item 27.	Number of Contractowners

As of March 1, 2011, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 7,458.

Item 28.	Indemnification

Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

"To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of First Investors Life are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 29.	Principal Underwriters

(a)	First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Variable Annuity Fund D
First Investors Life Modified Premium Variable Life Insurance (Separate Account E)

(b)
The following persons are the officers and directors of First Investors Corporation:
(The principal business address of each director and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with First Investors Corporation

Carol Lerner Brown	Assistant Secretary

Anne Condon	Vice President

Robert J. Grosso	Chief Compliance Officer

Larry R. Lavoie	Secretary and Director

William M. Lipkus	Chief Financial Officer, Treasurer and Director

Frederick Miller	Senior Vice President

Christopher H. Pinkerton	Chairman and Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Matthew Smith	Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Assistant Vice President

(c)	Not Applicable.

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance Company at its office at 110 Wall Street, New York, New York 10005; at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

Registrant hereby makes the following undertakings:

(a)
An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contract, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 30 (“Amendment”) to its Registration Statement on Form N-4 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus and Falcon), on the 25th day of April, 2011.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (Registrant)

BY:	FIRST INVESTORS LIFE INSURANCE COMPANY /s/ (Depositor) (On behalf of the Registrant and itself)

By	/s/ Carol E. Springsteen__ Carol E. Springsteen President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-4 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen Carol E. Springsteen	President and Director	April 21, 2011

/s/ William M. Lipkus William M. Lipkus	Vice President, Treasurer and Chief Financial Officer	April 21, 2011

/s/ Lawrence M. Falcon Lawrence M. Falcon	Senior Vice President and Comptroller	April 21, 2011

/s/ William H. Drinkwater William H. Drinkwater	Senior Vice President and Chief Actuary	April 25, 2011

/s/ Bernard E. Bloom* Bernard E. Bloom	Director	April 21, 2011

/s/ Richard M. Freeborough* Richard M. Freeborough	Director	April 21, 2011

/s/ Richard H. Gaebler* Richard H. Gaebler	Director	April 21, 2011

/s/ Sharon T. Giffin* Sharon T. Giffin	Director	April 21, 2011

/s/ Louise H. L. McCormick* Louise H. L. McCormick	Director	April 21, 2011

/s/ George S. Mohacsi* George S. Mohacsi	Director	April 21, 2011

/s/ Christopher H. Pinkerton* Christopher H. Pinkerton	Chairman and Director	April 21, 2011

/s/ John B. Scott* John B. Scott	Director	April 21, 2011

* By: /s/ Carol E. Springsteen Carol E. Springsteen (Attorney-in-Fact)	April 21, 2011

INDEX TO EXHIBITS

Exhibit Number	Description

3(a)	Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Variable Annuity Fund C and First Investors Corporation

10(a)	Consent of Independent Public Accountants

13	Powers of Attorney for Certain Signatories